SECURITIES AND EXCHANGE COMMISSION

                        Washington, D.C. 20549

                               FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Post-Effective Amendment No.  4        (File No. 33-62407)          [ ]
                                      ---------

                                and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No.    5       (File No. 811-07355)                       [ ]
                       ---------

                     (Check appropriate box or boxes)

                       IDS LIFE VARIABLE ACCOUNT 10
--------------------------------------------------------------------------------
                        (Exact Name of Registrant)

                        IDS Life Insurance Company
--------------------------------------------------------------------------------
                            (Name of Depositor)

IDS Tower 10, Minneapolis, MN                                         55440-0010
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(Address of Depositor's Principal Executive Offices)                  (Zip Code)

Depositor's Telephone Number, including Area Code                 (612) 671-3678
--------------------------------------------------------------------------------

                   Mary Ellyn Minenko, IDS Tower 10, Minneapolis, MN 55440-0010
-------------------------------------------------------------------------------
                              (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)
     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
     [X] on April 30, 1999 pursuant to paragraph (b) of Rule 485
     [ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
     [ ] on (date) pursuant to paragraph (a)(i) of Rule 485

If appropriate, check the following box:
     [ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PROSPECTUS

April 30, 1999

IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

Individual flexible premium deferred combination fixed/variable annuity.

IDS LIFE VARIABLE ACCOUNT 10

Issued by: IDS Life Insurance Company (IDS Life)
IDS Tower 10
Minneapolis, MN 55440-0010
Telephone: 800-437-0602
http://www.americanexpress.com/advisors

This prospectus contains information that you should know before investing. You also will receive the following prospectuses:

-AIM Variable Insurance Funds, Inc.;

-American Century Variable Portfolios, Inc.;

-IDS Life Retirement Annuity Mutual Funds;

-Putnam Variable Trust;

-Templeton Variable Products Series Fund: Class 1; and

-Warburg Pincus Trust -- Small Company Growth Portfolio.

Please read the prospectuses carefully and keep them for future reference. This contract is available for qualified and nonqualified plans.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

A Statement of Additional Information (SAI), dated the same date as this prospectus, is incorporated by reference into this prospectus. It is filed with the Securities and Exchange Commission (SEC), and is available without charge by contacting IDS Life at the telephone number above or by completing and sending the order form on page 57 of this prospectus. The table of contents of the SAI is on page 56 of this prospectus.

     TABLE OF CONTENTS
     KEY TERMS                                        3
     THE CONTRACT IN BRIEF                            5
     EXPENSE SUMMARY                                  8
     CONDENSED FINANCIAL INFORMATION (UNAUDITED)     10
     FINANCIAL STATEMENTS                            15
     PERFORMANCE INFORMATION                         15
     THE VARIABLE ACCOUNT                            17
     THE FUNDS                                       19
     THE FIXED ACCOUNT                               22
     BUYING YOUR CONTRACT                            23
     CHARGES                                         27
     VALUING YOUR INVESTMENT                         30
     MAKING THE MOST OF YOUR CONTRACT                32
     SURRENDERS                                      36
     TSA -- SPECIAL SURRENDER PROVISIONS             37
     CHANGING OWNERSHIP                              39
     BENEFITS IN CASE OF DEATH                       40
     THE ANNUITY PAYOUT PERIOD                       42
     TAXES                                           46
     VOTING RIGHTS                                   51
     SUBSTITUTION OF INVESTMENTS                     52
     ABOUT THE SERVICE PROVIDERS                     53
     YEAR 2000                                       55
     TABLE OF CONTENTS OF THE STATEMENT
      OF ADDITIONAL INFORMATION                      56

----------------------------------
                         KEY TERMS
                         THESE TERMS CAN HELP YOU UNDERSTAND DETAILS ABOUT YOUR CONTRACT.

ACCUMULATION UNIT -- A measure of the value of each subaccount before annuity payouts begin.

ANNUITANT -- The person on whose life or life expectancy the annuity payouts are based.

ANNUITY PAYOUTS -- An amount paid at regular intervals under one of several plans.

BENEFICIARY -- The person you designate to receive annuity benefits in case of the owner's or annuitant's death while the contract is in force and before annuity payouts begin.

CLOSE OF BUSINESS -- When the New York Stock Exchange (NYSE) closes, normally 4 p.m. Eastern time.

CONTRACT VALUE -- The total value of your contract before we deduct any applicable charges.

CONTRACT YEAR -- A period of 12 months, starting on the effective date of your contract and on each anniversary of the effective date.

FIXED ACCOUNT -- An account to which you may allocate purchase payments. Amounts you allocate to this account earn interest at rates that we declare periodically.

FUNDS -- Mutual funds and/or portfolios that are investment options under your contract, each with a different investment objective. You may allocate your purchase payments into subaccounts investing in shares of any or all of these funds.

OWNER (YOU, YOUR) -- The person who controls the contract (decides on investment allocations, transfers, payout options, etc.). Usually, but not always, the owner is also the annuitant. The owner is responsible for taxes, regardless of whether he or she receives the contract's benefits.

QUALIFIED ANNUITY -- A contract that you purchase for one of the following retirement plans that is subject to applicable federal law and any rules of the plan itself:

-Individual Retirement Annuities (IRAs)

-Roth IRAs

-Simple IRAs

-Simplified Employee Pension (SEP) plans

                         KEY TERMS

-Section 401(k) plans

-Custodial and trusteed pension and profit sharing plans

-Tax-Sheltered Annuities (TSAs)

-Section 457 plans

All other contracts are considered NONQUALIFIED ANNUITIES.

RETIREMENT DATE -- The date when annuity payouts are scheduled to begin.

SURRENDER VALUE -- The amount you are entitled to receive if you make a full surrender from your contract. It is the contract value minus any applicable charges.

VALUATION DATE -- Any normal business day, Monday through Friday, that the NYSE is open. Each valuation date ends at the close of business. We calculate the value of each subaccount at the close of business on each valuation date.

VARIABLE ACCOUNT -- Consists of separate subaccounts to which you may allocate purchase payments; each invests in shares of one fund. The value of your investment in each subaccount changes with the performance of the particular fund.

----------------------------------
                         THE CONTRACT IN BRIEF

PURPOSE:                 The purpose of the contract is to allow you to
                         accumulate money for retirement. You do this by making
                         one or more investments (purchase payments) that may
                         earn returns that increase the value of the contract.
                         The contract provides lifetime or other forms of
                         payouts beginning at a specified date (the retirement
                         date). As in the case of other annuities, it may not be
                         advantageous for you to purchase this contract as a
                         replacement for, or in addition to an existing annuity.
FREE LOOK PERIOD:        You may return your contract to your financial
                         advisor or to our office within 10 days after it is
                         delivered to you and receive a full refund of the
                         contract value. No charges will be deducted. However,
                         you bear the investment risk from the time of purchase
                         until you return the contract; the refund amount may be
                         more or less than the payment you made. (Exception: If
                         the law requires, we will refund all of your purchase
                         payments.)
ACCOUNTS:                Currently, you may allocate your purchase payments
                         among any or all of:

                         - the subaccounts, each of which invests in a fund with
                          a particular investment objective. The value of each subaccount varies with the performance of the particular fund in which it invests. We cannot guarantee that the value at the retirement date will equal or exceed the total purchase payments you allocate to the subaccounts. (p. 17)

                         - the fixed account, which earns interest at a rate
                          that we adjust periodically. (p. 22)
BUYING YOUR CONTRACT:    Your financial advisor will help you complete and
                         submit an application. Applications are subject to acceptance at our office. You may buy a nonqualified annuity or a qualified annuity. You must make an initial lump-sum purchase payment. You have the option of making additional purchase payments in the future.

                         - Minimum initial purchase payment -- $2,000 ($1,000
                          for qualified annuities) unless you pay in installments by means of a bank authorization or under a group billing arrangement such as a payroll deduction.

                         - Minimum additional purchase payment -- $50.

                         - Minimum installment purchase payment -- $50 monthly;
                          $23.08 biweekly (scheduled payment plan billing).

                         THE CONTRACT IN BRIEF

                         - Maximum first-year purchase payments -- $50,000 to
                          $1,000,000 depending on your age.

                         - Maximum purchase payment for each subsequent year --
                          $50,000 to $100,000 depending upon your age. (p. 23)
TRANSFERS:               Subject to certain restrictions you currently may
                         redistribute your money among the subaccounts and the
                         fixed account without charge at any time until annuity
                         payouts begin, and once per contract year among the
                         subaccounts after annuity payouts begin. You may
                         establish automated transfers among the fixed account
                         and subaccounts. Fixed account transfers are subject to
                         special restrictions. (p. 33)
SURRENDERS:              You may surrender all or part of your contract value
                         at any time before the retirement date. You also may
                         establish automated partial surrenders. Surrenders may
                         be subject to charges and tax penalties (including a
                         10% IRS penalty if you surrender prior to your reaching
                         age 59 1/2) and may have other tax consequences; also,
                         certain restrictions apply. (p. 36)
CHANGING OWNERSHIP:      You may change ownership of a nonqualified annuity
                         by written instruction, but this may have federal
                         income tax consequences. Restrictions apply to changing
                         ownership of a qualified annuity. (p. 39)
BENEFITS IN CASE
OF DEATH:                If you or the annuitant die before annuity payouts
                         begin, we will pay the beneficiary an amount at least
                         equal to the contract value. (p. 40)
ANNUITY PAYOUTS:         You can apply your contract value to an annuity
                         payout plan that begins on the retirement date. You may choose from a variety of plans to make sure that payouts continue as long as you like. If you purchased a qualified annuity, the payout schedule must meet the requirements of the qualified plan. We can make payouts on a fixed or variable basis, or both. Total monthly payouts may include amounts from each subaccount and the fixed account. During the annuity payout period, you cannot be invested in more than five subaccounts at any one time unless we agree otherwise. (p. 42)
TAXES:                   Generally, your contract grows tax-deferred until you
                         surrender it or begin to receive payouts. (Under certain circumstances, IRS penalty taxes may apply.)
                         Even if you direct payouts to someone else, you will be taxed on the income if you are the owner. Roth

IRAs, however, may grow and be distributed tax-free, if you meet certain distribution requirements. (p. 46)
CHARGES:

                         - $30 annual contract administrative charge;

                         - 1.25% mortality and expense risk fee;

                         - surrender charge;

                         - any premium taxes that may be imposed on us by state
                          or local governments (currently, we deduct any applicable premium tax when you make a full surrender or when annuity payouts begin); and

                         - the operating expenses of the funds.

----------------------------------
                         EXPENSE SUMMARY

The purpose of this table is to help you understand the various costs and expenses associated with your contract.

You pay no sales charge when you purchase your contract. We show all costs that you bear directly or indirectly for the subaccounts and funds below. Some expenses may vary as we explain under "Charges."

           ANNUAL CONTRACT OWNER EXPENSES:

                            SURRENDER CHARGE (contingent deferred sales
                            charge)
                              Surrender charge
                               as a percentage
                                 of purchase       Contract
                            payments surrendered     year
                            ---------------------  ---------
                                          7%          1-3
                                          6            4
                                          5            5
                                          4            6
                                          3            7
                                          2            8
                                                    After 8
                                          0          years
                                  CONTRACT ADMINISTRATIVE CHARGE $30
           ANNUAL SUBACCOUNT EXPENSES (as a percentage of average
           daily net assets of the subaccounts):
                            MORTALITY AND EXPENSE RISK FEE 1.25%

           ANNUAL OPERATING EXPENSES OF THE FUNDS (as a percentage of average daily net assets)

                            AIM V.I.                  IDS LIFE    IDS LIFE   IDS LIFE    IDS LIFE    IDS LIFE
                           GROWTH AND    AMERICAN    AGGRESSIVE   CAPITAL     GLOBAL      GROWTH      INCOME
                             INCOME     CENTURY VP     GROWTH     RESOURCE    YIELD     DIMENSIONS   ADVANTAGE
                              FUND        VALUE         FUND        FUND       FUND        FUND        FUND
 Management fees               .61%        1.00%         .59%        .59%       .83%        .61%         .62%
 Other expenses                .04           --          .09         .07        .13         .06          .09
 Total                         .65%(1)     1.00%(1)      .68%(2)     .66%(2)    .96%(2)     .67%(2)      .71%(2)

                                                                             PUTNAM VT NEW   TEMPLETON
                             IDS LIFE        IDS                  IDS LIFE   OPPORTUNITIES   DEVELOPING   WARBURG PINCUS
                           INTERNATIONAL    LIFE      IDS LIFE    SPECIAL    FUND - CLASS     MARKETS      TRUST-SMALL
                              EQUITY       MANAGED   MONEYSHARE    INCOME         IA           FUND:      COMPANY GROWTH
                               FUND         FUND        FUND        FUND        SHARES        CLASS 1       PORTFOLIO
 Management fees                 .83%         .59%       .50%        .60%          .56%         1.25%           .90%
 Other expenses                  .15          .04        .06         .07           .05           .41            .24
 Total                           .98%(2)      .63%(2)     .56%(2)    .67%(2)       .61%(1)      1.66%(1)       1.14%(1)

(1) Figures in "Management fees," "Other expenses" and "Total" are based on actual expenses for the fiscal year ended Dec. 31, 1998.
(2)  Annualized operating expenses of funds at Dec. 31, 1998.
     8

EXAMPLE:*                   AIM V.I.                    IDS LIFE     IDS LIFE    IDS LIFE     IDS LIFE      IDS LIFE
                           GROWTH AND     AMERICAN     AGGRESSIVE     CAPITAL     GLOBAL       GROWTH        INCOME
                             INCOME      CENTURY VP      GROWTH      RESOURCE      YIELD     DIMENSIONS    ADVANTAGE
                              FUND          VALUE         FUND         FUND        FUND         FUND          FUND

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year                      $ 90.15       $ 93.74       $ 90.46      $ 90.25     $ 93.33      $ 90.36       $ 90.77

 3 Years                      132.28        143.10        133.21       132.59      141.87       132.90        134.14

 5 Years                      156.95        175.09        158.52       157.48      173.04       158.00        160.08

 10 Years                     230.85        267.50        234.04       231.92      263.38       232.98        237.23
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year                      $ 20.15       $ 23.74       $ 20.46      $ 20.25     $ 23.33      $ 20.36       $ 20.77

 3 Years                       62.28         73.10         63.21        62.59       71.87        62.90         64.14

 5 Years                      106.95        126.09        108.52       107.48      123.04       108.00        110.08

 10 Years                     230.85        267.50        234.04       231.92      263.38       232.98        237.23

                                                                                   PUTNAM VT NEW
                              IDS LIFE                                 IDS LIFE    OPPORTUNITIES      TEMPLETON      WARBURG PINCUS
                           INTERNATIONAL     IDS LIFE     IDS LIFE      SPECIAL     FUND - CLASS      DEVELOPING       TRUST-SMALL
                               EQUITY        MANAGED     MONEYSHARE     INCOME           IA         MARKETS FUND:    COMPANY GROWTH
                                FUND           FUND         FUND         FUND          SHARES          CLASS 1          PORTFOLIO

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full surrender at the end of each time period:

 1 Year                        $ 93.53      $ 89.95        $ 89.23      $ 90.36        $ 89.74          $100.50          $ 95.17

 3 Years                        142.49       131.66         129.48       132.90         131.03           163.31           147.41

 5 Years                        174.07       155.91         152.25       158.00         154.86           208.58           182.28

 10 Years                       265.44       228.72         221.22       232.98         226.58           333.24           281.81
You would pay the following expenses on the same investment assuming no surrender or selection of an annuity payout plan at the end of each time period:

 1 Year                        $ 23.53      $ 19.95        $ 19.23      $ 20.36        $ 19.74          $ 30.50          $ 25.17

 3 Years                         72.49        61.66          59.48        62.90          61.03            93.31            77.41

 5 Years                        124.07       105.91         102.25       108.00         104.86           158.58           132.28

 10 Years                       265.44       228.72         221.22       232.98         226.58           333.24           281.81

* In this example, the $30 contract administrative charge is approximated as a 0.066% charge based on our average contract size. Premium taxes imposed by some state and local governments are not reflected in this table. We entered into certain arrangements under which we are compensated by the funds' advisors and/or distributors for the administrative services we provide to the funds.

YOU SHOULD NOT CONSIDER THIS EXAMPLE AS A REPRESENTATION OF PAST OR FUTURE EXPENSES.
ACTUAL EXPENSES MAY BE MORE OR LES THAN THOSE SHOWN.

----------------------------------
                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)
The following tables give per-unit information about the financial history of each subaccount.

                              YEAR ENDED DEC. 31,
                                         1998           1997           1996

               SUBACCOUNT HW(1) (INVESTING IN SHARES OF AIM V.I.
              GROWTH AND INCOME FUND)

 Accumulation unit                          $1.39          $1.12          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.75          $1.39          $1.12
 at end of period

 Number of accumulation                   345,291        214,549         72,803
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HP(2) (INVESTING IN SHARES OF AMERICAN
              CENTURY VP VALUE)

 Accumulation unit                          $1.39          $1.11          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.44          $1.39          $1.11
 at end of period

 Number of accumulation                   132,532         75,957         19,657
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HA(1) (INVESTING IN SHARES OF IDS LIFE
              AGGRESSIVE GROWTH FUND)

 Accumulation unit                          $1.22          $1.09          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.23          $1.22          $1.09
 at end of period

 Number of accumulation                   149,271        112,556         56,318
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

                              YEAR ENDED DEC. 31,
                                         1998           1997           1996

               SUBACCOUNT HC(1) (INVESTING IN SHARES OF IDS LIFE
              CAPITAL RESOURCE FUND)

 Accumulation unit                          $1.27          $1.03          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.55          $1.27          $1.03
 at end of period

 Number of accumulation                   172,451        122,749         72,833
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HY(2) (INVESTING IN SHARES OF IDS LIFE
              GLOBAL YIELD FUND)

 Accumulation unit                          $1.10          $1.07          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.17          $1.10          $1.07
 at end of period

 Number of accumulation                    84,640         58,925         21,035
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HG(2) (INVESTING IN SHARES OF IDS LIFE
              GROWTH DIMENSIONS FUND)

 Accumulation unit                          $1.36          $1.11          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.73          $1.36          $1.11
 at end of period

 Number of accumulation                   476,735        295,452         91,977
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)

                              YEAR ENDED DEC. 31,
                                         1998           1997           1996

               SUBACCOUNT HV(2) (INVESTING IN SHARES OF IDS LIFE
              INCOME ADVANTAGE FUND)

 Accumulation unit                          $1.17          $1.05          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.11          $1.17          $1.05
 at end of period

 Number of accumulation                   257,990        160,046         55,065
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HI(1) (INVESTING IN SHARES OF IDS LIFE
              INTERNATIONAL EQUITY FUND)

 Accumulation unit                          $1.08          $1.06          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.23          $1.08          $1.06
 at end of period

 Number of accumulation                   168,173        115,579         52,955
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HD(1) (INVESTING IN SHARES OF IDS LIFE
              MANAGED FUND)

 Accumulation unit                          $1.32          $1.12          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.51          $1.32          $1.12
 at end of period

 Number of accumulation                   241,551        150,987         50,902
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

                              YEAR ENDED DEC. 31,
                                         1998           1997           1996

               SUBACCOUNT HM(1) (INVESTING IN SHARES OF IDS LIFE
              MONEYSHARE FUND)

 Accumulation unit                          $1.07          $1.03          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.11          $1.07          $1.03
 at end of period

 Number of accumulation                   208,622        150,354        111,372
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

 Simple yield(3)                            3.45%          3.90%          3.60%

 Compound yield(3)                          3.51%          3.98%          3.66%

               SUBACCOUNT HS(1) (INVESTING IN SHARES OF IDS LIFE
              SPECIAL INCOME FUND)

 Accumulation unit                          $1.13          $1.05          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.13          $1.13          $1.05
 at end of period

 Number of accumulation                   241,800        146,645         86,467
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

               SUBACCOUNT HN(1) (INVESTING IN SHARES OF PUTNAM
              VT NEW OPPORTUNITIES FUND)

 Accumulation unit                          $1.24          $1.02          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.53          $1.24          $1.02
 at end of period

 Number of accumulation                   370,336        266,068        119,724
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

                         CONDENSED FINANCIAL INFORMATION (UNAUDITED)

                              YEAR ENDED DEC. 31,
                                         1998           1997           1996

                  SUBACCOUNT HK(1) (INVESTING IN CLASS 1 SHARES
                 OF
                  TEMPLETON DEVELOPING MARKETS FUND: CLASS 1)

 Accumulation unit                          $0.65          $0.93          $1.00
 value at beginning
 of period

 Accumulation unit value                    $0.51          $0.65          $0.93
 at end of period

 Number of accumulation                   306,456        209,358         74,610
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

                  SUBACCOUNT HT(1) (INVESTING IN SHARES OF
                  WARBURG PINCUS TRUST-SMALL COMPANY GROWTH
                 PORTFOLIO)

 Accumulation unit                          $1.24          $1.09          $1.00
 value at beginning
 of period

 Accumulation unit value                    $1.19          $1.24          $1.09
 at end of period

 Number of accumulation                   279,475        183,719         62,743
 units outstanding at end
 of period (000 omitted)

 Ratio of operating                         1.25%          1.25%          1.25%
 expense to average
 net assets

(1)  Commencement of operations was March 5, 1996.
(2)  Commencement of operations was May 1, 1996.
(3) Net of annual contract administrative charge and mortality and expense risk fee.

----------------------------------
                         FINANCIAL STATEMENTS

You can find our audited financial statements and the audited financial statements of the subaccounts in the SAI.

  PERFORMANCE INFORMATION
-----------------------------------------------------

Performance information for the subaccounts may appear from time to time in advertisements or sales literature. This information reflects the performance of a hypothetical investment in a particular subaccount during a specified time period. We show actual performance from the date the subaccounts began investing in funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Although we base performance figures on historical earnings, past performance does not guarantee future results.

We include non-recurring charges (such as surrender charges) in total return figures, but not in yield quotations. Excluding non-recurring charges in yield calculations increases the reported value.

Total return figures reflect deduction of all applicable charges, including:

-the contract administrative charge,

-mortality and expense risk fee, and

-surrender charge (assuming a surrender at the end of the illustrated period).

We also may make optional total return quotations that do not reflect a surrender charge deduction (assuming no surrender). Total return quotations may be shown by means of schedules, charts or graphs.

AVERAGE ANNUAL TOTAL RETURN is the average annual compounded rate of return of the investment over a period of one, five and 10 years (or up to the life of the subaccount if it is less than ten years old).

CUMULATIVE TOTAL RETURN is the cumulative change in the value of an investment over a specified time period. We assume that income earned by the investment is reinvested. Cumulative total return will be higher than average annual total return because it is not averaged.

ANNUALIZED SIMPLE YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) "annualizes" the income generated by the investment over a given seven-day period. That is, we assume the amount of income generated by the investment during the period will be generated each seven-day period for a year. We show this as a percentage of the investment.

                         PERFORMANCE INFORMATION

ANNUALIZED COMPOUND YIELD (FOR SUBACCOUNTS INVESTING IN MONEY MARKET FUNDS) is calculated like simple yield except that we assume the income is reinvested when we annualize it. Compound yield will be higher than the simple yield because of the compounding effect of the assumed reinvestment.

ANNUALIZED YIELD (FOR SUBACCOUNTS INVESTING IN INCOME FUNDS) divides the net investment income (income less expenses) for each accumulation unit during a given 30-day period by the value of the unit on the last day of the period. We then convert the result to an annual percentage. You should consider performance information in light of the investment objectives, policies, characteristics and quality of the fund in which the subaccount invests and the market conditions during the specified time period. Advertised yields and total return figures include charges that reduce advertised performance. Therefore, you should not compare subaccount performance to that of mutual funds that sell their shares directly to the public. (See the SAI for a further description of methods used to determine total return and yield.)

If you would like additional information about actual performance, please contact your financial advisor.

----------------------------------
                         THE VARIABLE ACCOUNT

You may allocate payments to any or all the subaccounts of the variable account that invest in shares of the following funds:

 SUBACCOUNT                     INVESTING IN:

   HW         AIM V.I. Growth and Income Fund

   HP         American Century VP Value

   HA         IDS Life Aggressive Growth Fund

   HC         IDS Life Capital Resource Fund

   HY         IDS Life Global Yield Fund

   HG         IDS Life Growth Dimensions Fund

   HV         IDS Life Income Advantage Fund

   HI         IDS Life International Equity Fund

   HD         IDS Life Managed Fund

   HM         IDS Life Moneyshare Fund

   HS         IDS Life Special Income Fund

              Putnam VT New Opportunities Fund -- Class IA
   HN           Shares

   HK         Templeton Developing Markets Fund: Class 1

              Warburg Pincus Trust-Small Company Growth
   HT           Portfolio

The variable account meets the definition of a separate account under federal securities laws. We credit or charge income, capital gains and capital losses of each subaccount only to that subaccount. State insurance law prohibits us from charging a subaccount with liabilities of any other subaccount or of our general business.

The U.S. Treasury and the Internal Revenue Service (IRS) indicated that they may provide additional guidance on investment control. This concerns how many variable subaccounts an insurance company may offer and how many exchanges among subaccounts it may allow before the contract owner would be currently taxed on income earned within subaccount assets. At this time, we do not know what the additional guidance will be or when action will be taken. We reserve the right to modify the contract, as necessary, so that the owner will not be subject to current taxation as the owner of the subaccount assets.

We intend to comply with all federal tax laws so that the contract continues to qualify as an annuity for

                         THE VARIABLE ACCOUNT

federal income tax purposes. We reserve the right to modify the contract as necessary to comply with any new tax laws.

The variable account was established under Minnesota law on Aug. 23, 1995 and the subaccounts are registered together as a single unit investment trust under the Investment Company Act of 1940 (the 1940 Act). This registration does not involve any supervision of our management or investment practices and policies by the SEC. All obligations arising under the contracts are general obligations of IDS Life.

----------------------------------
                         THE FUNDS

AIM V.I. GROWTH AND INCOME FUND

Objective: growth of capital with a secondary objective of current income. Invests at least 65% of its net assets in income-producing securities, including dividend-paying common stocks and convertible securities.

AMERICAN CENTURY VP VALUE

Objective: long-term capital growth, with income as a secondary objective. Invests primarily in securities that management believes to be undervalued at the time of purchase.

IDS LIFE AGGRESSIVE GROWTH FUND

Objective: capital appreciation. Invests primarily in common stocks of small-and medium-size companies.

IDS LIFE CAPITAL RESOURCE FUND

Objective: capital appreciation. Invests primarily in U.S. common stocks.

IDS LIFE GLOBAL YIELD FUND

Objective: high total return through income and growth of capital. Invests primarily in debt securities of U.S. and foreign issuers.

IDS LIFE GROWTH DIMENSIONS FUND

Objective: long-term growth of capital. Invests primarily in common stocks of U.S. and foreign companies showing potential for significant growth.

IDS LIFE INCOME ADVANTAGE FUND

Objective: high current income, with capital growth as a secondary objective. Invests primarily in long-term, high-yielding, high-risk debt securities below investment grade issued by U.S. and foreign corporations.

IDS LIFE INTERNATIONAL EQUITY FUND

Objective: capital appreciation. Invests primarily in common stock of foreign issuers.

IDS LIFE MANAGED FUND

Objective: maximum total investment return through a combination of capital growth and current income. Invests primarily in stocks, convertible securities, bonds and money market instruments.

IDS LIFE MONEYSHARE FUND

Objective: maximum current income consistent with liquidity and conservation of capital. Invests in money market securities.

IDS LIFE SPECIAL INCOME FUND

Objective: high level of current income while conserving the value of the investment for the longest time period. Invests primarily in investment-grade bonds.

                         THE FUNDS

PUTNAM VT NEW OPPORTUNITIES FUND -- CLASS IA SHARES

Objective: long-term capital appreciation by investing principally in common stocks of companies in sectors of the economy that Putnam Investment Management, Inc. believes possess above average long-term growth potential.

TEMPLETON DEVELOPING MARKETS FUND: CLASS 1

Objective: long-term capital appreciation. Invests primarily in equity securities of issuers in countries having developing markets.

WARBURG PINCUS TRUST-SMALL COMPANY GROWTH PORTFOLIO

Objective: capital growth. Invests primarily in equity securities of small-sized domestic companies.

The investment objectives and policies of some of the funds are similar to the investment objectives and policies of other mutual funds that the investment advisor or its affiliates manage. Although the objectives and policies may be similar, each fund will have its own portfolio holdings and its own fees and expenses. Accordingly, each fund will have its own investment results.

All funds are available to serve as the underlying investments for variable annuities. Some funds also are available to serve as investment options for variable life insurance policies and qualified plans. It is possible that in the future, it may be disadvantageous for variable annuity accounts and variable life insurance accounts and/or qualified plans to invest in the available funds simultaneously.

Although the insurance company and the funds do not currently foresee any such disadvantages, the boards of directors or trustees of the appropriate funds will monitor events in order to identify any material conflicts between annuity owners, policy owners and qualified plans and to determine what action, if any, should be taken in response to a conflict. If a board were to conclude that it should establish separate funds for the variable annuity, variable life insurance and qualified plan accounts, you would not bear any expenses associated with establishing separate funds. Please refer to the fund prospectuses for risk disclosure regarding simultaneous investments by variable annuity, variable life insurance and qualified plan accounts.

The IRS issued final regulations relating to the diversification requirements under Section 817(h) of the Internal Revenue Code of 1986, as amended (the
Code). Each fund intends to comply with these requirements.

The investment advisors or managers for the funds are as follows:

-AIM Variable Insurance Funds, Inc. -- A I M Advisors, Inc.

-American Century Variable Portfolios, Inc. -- American Century Investment
 Management, Inc.

-IDS Life Retirement Annuity Mutual Funds -- IDS Life. AEFC is the investment advisor for the IDS Life Retirement Annuity Mutual Funds. American Express Asset Management International, Inc., a wholly-owned subsidiary of AEFC, is the sub-investment advisor for IDS Life International Equity Fund.

-Putnam Variable Trust -- Putnam Investment Management, Inc.

-Templeton Developing Markets Fund -- Templeton Asset Management Ltd.

-Warburg Pincus Trust -- Warburg Pincus Asset Management, Inc.

The investment managers and advisors cannot guarantee that the funds will meet their investment objectives. Please read the funds' prospectuses for facts you should know before investing. These prospectuses are available by contacting us at the address or telephone number on the first page of this prospectus.

----------------------------------
                         THE FIXED ACCOUNT

You also may allocate purchase payments to the fixed account. We back the principal and interest guarantees relating to the fixed account. The value of the fixed account increases as we credit interest to the account. Purchase payments and transfers to the fixed account become part of our general account. We credit interest daily and compound it annually. We will change the interest rates from time to time at our discretion.

Interests in the fixed account are not required to be registered with the SEC. The SEC staff does not review the disclosures in this prospectus on the fixed account. Disclosures regarding the fixed account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses. (See "Making the Most of Your Contract -- Transfer policies" for restrictions on transfers involving the fixed account.)

----------------------------------
                         BUYING YOUR CONTRACT

Your financial advisor will help you prepare and submit your application and send it along with your initial purchase payment to our office. As the owner, you have all rights and may receive all benefits under the contract. You can own a nonqualified annuity in joint tenancy with rights of survivorship only in spousal situations. You cannot own a qualified annuity in joint tenancy. You can buy a contract or become an annuitant if you are 90 or younger.

When you apply, you may select:

-the fixed account and/or subaccounts in which you want to invest;

-how you want to make purchase payments; and

-a beneficiary.

The contract provides for allocation of purchase payments to the subaccounts of the variable account and/or to the fixed account in even 1% increments.

If your application is complete, we will process it and apply your purchase payment to the fixed account and subaccounts you selected within two business days after we receive it at our office. If we accept your application, we will send you a contract. If we cannot accept your application within five business days, we will decline it and return your payment. We will credit additional purchase payments you make to your accounts on the valuation date we receive them. We will value the additional payments at the next accumulation unit value calculated after we receive your payments at our office.

THE RETIREMENT DATE

Annuity payouts are scheduled to begin on the retirement date. When we process your application, we will establish the retirement date to the maximum age or date described below. You can also select a date within the maximum limits. You can align this date with your actual retirement from a job, or it can be a different future date, depending on your needs and goals and on certain restrictions. You also can change the date, provided you send us written instructions at least 30 days before annuity payouts begin.

                         BUYING YOUR CONTRACT

FOR NONQUALIFIED ANNUITIES AND ROTH IRAS, the retirement date must be:

-no earlier than the 60th day after the contract's effective date; and

-no later than the annuitant's 85th birthday or the 10th contract anniversary, if purchased after age 75. (In Pennsylvania, the maximum annuity start date ranges from age 85 to 96 based on the annuitant's age when we issue the contract. See contract for details.)

FOR QUALIFIED ANNUITIES EXCEPT ROTH IRAS, to avoid IRS penalty taxes, the retirement date generally must be:

-on or after the date the annuitant reaches age 59 1/2; and

-for IRAs, SIMPLE IRAs and SEPs, by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2; or

-for all other qualified annuities by April 1 of the year following the calendar year when the annuitant reaches age 70 1/2, or, if later retires (except that 5% business owners may not select a retirement date that is later than April 1 of the year following the calendar year when they reach age 70 1/2).

If you take the minimum IRA or TSA distributions as required by the Code from another tax-qualified investment, or in the form of partial surrenders from this contract, annuity payouts can start as late as the annuitant's 85th birthday or the 10th contract anniversary, if later. (In Pennsylvania, the annuity payout ranges from age 85 to 96 based on the annuitant's age when the contract is issued. See contract for details.)

Certain restrictions on retirement dates apply to participants in the Texas Optional Retirement Program. (See "TSA -- Special Surrender Provisions.")

BENEFICIARY

If death benefits become payable before the retirement date (while the contract is in force and before annuity payouts begin), we will pay your named beneficiary all or part of the contract value. If there is no named beneficiary, then you or your estate will be the beneficiary. (See "Benefits in Case of Death" for more about beneficiaries.)

PURCHASE PAYMENT AMOUNTS

MINIMUM PURCHASE PAYMENT

IF SINGLE PURCHASE PAYMENT:

 Nonqualified:                                      $2,000

 Qualified:                                         $1,000

-Minimum additional purchase payment: $50

IF INSTALLMENT PURCHASE PAYMENTS:

-Minimum installment purchase payments: $50 monthly; $23.08 biweekly (scheduled payment plan billing)

Installments must total at least $600 in the first year.*

* If you do not make any purchase payments for 24 months, and your previous payments total $600 or less, we have the right to give you 30 days' written notice and pay you the total value of your contract in a lump sum. This right does not apply to contracts sold to New Jersey residents.

MAXIMUM FIRST-YEAR PURCHASE PAYMENTS:

This maximum is based on your age or age of the annuitant (whoever is older) on the effective date of the contract.

 Up to age 75                                       $1 million

 76 to 85                                           $  500,000

 86 to 90                                           $   50,000

-MAXIMUM PURCHASE PAYMENT FOR EACH SUBSEQUENT YEAR:**

 Up to age 85                                       $100,000

 Ages 86-90                                         $ 50,000

** These limits apply in total to all IDS Life annuities you own. We reserve the right to increase maximum limits. For qualified annuities the qualified plan's limits on annual contributions also apply.

                        BUYING YOUR CONTRACT

                         HOW TO MAKE PURCHASE PAYMENTS

--------------------------------------------------------------

                Send your check along with your name and
1               contract number to:
BY LETTER

                REGULAR MAIL:
                IDS Life Insurance Company
                Box 74
                Minneapolis, MN 55440-0074
                EXPRESS MAIL:
                IDS Life Insurance Company
                733 Marquette Avenue
                Minneapolis, MN 55402
--------------------------------------------------------------

                Your financial advisor can help you set up:
2              - an automatic payroll deduction, salary
BY SCHEDULED    reduction or other group billing arrangement; or
PAYMENT PLAN   - a bank authorization.

----------------------------------
                         CHARGES

CONTRACT ADMINISTRATIVE CHARGE

We charge this fee for establishing and maintaining your records. We deduct $30 from the contract value on your contract anniversary at the end of each contract year. We prorate this charge among the subaccounts and the fixed account in the same proportion your interest in each account bears to your total contract value. We will waive this charge when your contract value, or total purchase payments less any payments surrendered, is $25,000 or more on the current contract anniversary. If you surrender your contract, we will deduct the charge at the time of surrender regardless of the contract value or purchase payments made. We cannot increase the annual contract administrative charge and it does not apply after annuity payouts begin or when we pay death benefits.

MORTALITY AND EXPENSE RISK FEE

We charge this fee daily to the subaccounts. The unit values of your subaccounts reflect this fee and it totals 1.25% of their average daily net assets on an annual basis. This fee covers the mortality and expense risk that we assume. Approximately two-thirds of this amount is for our assumption of mortality risk, and one-third is for our assumption of expense risk. This fee does not apply to the fixed account.

Mortality risk arises because of our guarantee to pay a death benefit and our guarantee to make annuity payouts according to the terms of the contract, no matter how long a specific annuitant lives and no matter how long our entire group of annuitants live. If, as a group, annuitants outlive the life expectancy we assumed in our actuarial tables, then we must take money from our general assets to meet our obligations. If, as a group, annuitants do not live as long as expected, we could profit from the mortality risk fee.

Expense risk arises because we cannot increase the contract administrative charge and this charge may not cover our expenses. We would have to make up any deficit from our general assets.

                         CHARGES

The subaccounts pay us the mortality and expense risk fee they accrued as follows:

-first, to the extent possible, the subaccounts pay this fee from any dividends distributed from the funds in which they invest;

-then, if necessary, the funds redeem shares to cover any remaining fees payable.

We may use any profits we realize from the subaccounts' payment to us of the mortality and expense risk fee for any proper corporate purpose, including, among others, payment of distribution (selling) expenses. We do not expect that the surrender charge, discussed in the following paragraphs, will cover sales and distribution expenses.

SURRENDER CHARGE

A surrender charge applies to all purchase payments surrendered in the first eight contract years. We calculate the surrender charge by drawing from your total contract value in the following order:

-First, we surrender any contract earnings (contract value minus all purchase payments received and not previously surrendered). There is no surrender charge on contract earnings.

NOTE: We determine contract earnings by looking at the entire contract value, not the earnings of any particular subaccount or the fixed account.

-If necessary, we surrender amounts representing purchase payments not previously surrendered. The surrender charge rate on these purchase payments is as follows:

 Surrender charge
        as
 a percentage of
     purchase
     payments         Contract
   surrendered          year
------------------  ------------
        7%              1-3
        6                4
        5                5
        4                6
        3                7
        2                8
                      After 8
        0              years

For a partial surrender that is subject to a surrender charge, the amount we actually surrender from your contract will be the amount you request plus any applicable surrender charge. We apply the surrender charge to this total amount. We pay you the amount you requested. If you make a full surrender of your contract, we also will deduct the $30 contract administrative charge.

WAIVER OF SURRENDER CHARGES

There are no surrender charges for:

-contract earnings;

-required minimum distributions from a qualified annuity (for those amounts required to be distributed from the contract described in this prospectus);

-contracts settled using an annuity payout plan;

-death benefits; and

-surrenders you make if your contract includes a "Waiver of Surrender Charges for Nursing Home Confinement" Annuity Endorsement. To the extent permitted by state law, we will include this endorsement when you are under age 76 on the date that we issue the contract. We will waive surrender charges that normally are assessed upon full or partial surrender if you provide proof satisfactory to us that, as of the date you request the surrender, you or your spouse (except in New Jersey) are confined to a nursing home and have been for the prior 90 days. (See your endorsement for additional conditions and restrictions on this waiver.)

OTHER INFORMATION ON CHARGES: AEFC makes certain custodial services available to some custodial and trusteed pension and profit sharing plans and 401(k) plans funded by our annuities. Fees for these services start at $30 per calendar year per participant. AEFC will charge a termination fee for owners under age 59 1/2 (fee waived in case of death or disability).

POSSIBLE GROUP REDUCTIONS: In some cases (for example, an employer making the annuity available to employees) we may incur lower sales and administrative expenses due to the size of the group, the average contribution and the use of group enrollment procedures. In such cases, we may be able to reduce or eliminate the contract administrative and surrender charges. However, we expect this to occur infrequently.

PREMIUM TAXES

Certain state and local governments impose premium taxes (up to 3.5%). These taxes depend upon the state of residence or the state in which the contract was sold. In some cases, we deduct premium taxes from your purchase payments before we allocate them. In other cases, we deduct them when you surrender your contract or when annuity payouts begin.

----------------------------------
                         VALUING YOUR INVESTMENT

We value your fixed account and subaccounts as follows:

FIXED ACCOUNT: We value the amounts you allocated to the fixed account directly in dollars. The fixed account value equals:

-the sum of your purchase payments and transfer amounts allocated to the fixed account;

-plus interest credited;

-minus the sum of amounts surrendered (including any applicable surrender charges) and amounts transferred out; and

-minus any prorated contract administrative charge.

SUBACCOUNTS: We convert amounts you allocated to the subaccounts into accumulation units. Each time you make a purchase payment or transfer amounts into one of the subaccounts, we credit a certain number of accumulation units to your contract for that subaccount. Conversely, each time you take a partial surrender, transfer amounts out of a subaccount, or we assess a contract administrative charge, we subtract a certain number of accumulation units from your contract.

The accumulation units are the true measure of investment value in each subaccount during the accumulation period. They are related to, but not the same as, the net asset value of the fund in which the subaccount invests.

The dollar value of each accumulation unit can rise or fall daily depending on the variable account expenses, performance of the fund and on certain fund expenses. Here is how we calculate accumulation unit values:

NUMBER OF UNITS

To calculate the number of accumulation units for a particular subaccount, we divide your investment after deduction of any premium taxes, by the current accumulation unit value.

ACCUMULATION UNIT VALUE

The current accumulation unit value for each subaccount equals the last value times the subaccount's current net investment factor.

NET INVESTMENT FACTOR

We determine the net investment factor by:

-adding the fund's current net asset value per share, plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then

-dividing that sum by the previous adjusted net asset value per share; and

-subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the accumulation unit value may increase or decrease. You bear all the investment risk in a subaccount.

FACTORS THAT AFFECT SUBACCOUNT ACCUMULATION UNITS

Accumulation units may change in two ways: in number and in value. Here are the factors that influence those changes:

The number of accumulation units you own may fluctuate due to:

-additional purchase payments you allocate to the subaccounts;

-transfers into or out of the subaccounts;

-partial surrenders;

-surrender charges; and/or

-prorated portions of the contract administrative charge.

Accumulation unit values will fluctuate due to:

-changes in funds' net asset value;

-dividends distributed to the subaccounts;

-capital gains or losses of funds;

-fund operating expenses; and/or

-mortality and expense risk fees.

----------------------------------
                         MAKING THE MOST OF YOUR CONTRACT

AUTOMATED DOLLAR-COST AVERAGING

Currently, you can use automated transfers to take advantage of dollar-cost averaging (investing a fixed amount at regular intervals). For example, you might transfer a set amount monthly from a relatively conservative subaccount to a more aggressive one, or to several others, or from the fixed account to one or more subaccounts. There is no charge for dollar-cost averaging.

This systematic approach can help you benefit from fluctuations in accumulation unit values caused by fluctuations in the market values of the funds. Since you invest the same amount each period, you automatically acquire more units when the market value falls and fewer units when it rises. The potential effect is to lower your average cost per unit.

HOW DOLLAR-COST AVERAGING WORKS


               AMOUNT     ACCUMULATION       NUMBER OF
   MONTH      INVESTED     UNIT VALUE     UNITS PURCHASED

 Jan             $100          $20              5.00

 Feb              100           18              5.56

 Mar              100           17              5.88

 Apr              100           15              6.67

 May              100           16              6.25

 Jun              100           18              5.56

 Jul              100           17              5.88

 Aug              100           19              5.26

 Sept             100           21              4.76

 Oct              100           20              5.00

By investing an equal number of dollars each month...
you automatically buy more units when the per unit market price is low... and fewer units when the per unit market price is high.

You paid an average price of only $17.91 per unit over the 10 months, while the average market price actually was $18.10.

Dollar-cost averaging does not guarantee that any subaccount will gain in value nor will it protect against a decline in value if market prices fall. Because dollar-cost averaging involves continuous investing, your success with this strategy will depend upon your willingness to continue to invest regularly through periods of low price levels. Dollar-cost averaging can be an effective way to help meet your long-term goals. For specific features contact your financial advisor.

TRANSFERRING MONEY BETWEEN ACCOUNTS

You may transfer money from any one subaccount, or the fixed account, to another subaccount before annuity payouts begin. (Certain restrictions apply to transfers involving the fixed account.) We will process your transfer on the valuation date we receive your request. We will value your transfer at the next accumulation unit value calculated after we receive your request. There is no charge for transfers. Before making a transfer, you should consider the risks involved in switching investments.

We may suspend or modify transfer privileges at any time. Excessive trading activity can disrupt fund management strategy and increase expenses, which are borne by all contract owners who allocated purchase payments to the fund regardless of their transfer activity. We may apply modifications or restrictions in any reasonable manner to prevent transfers we believe will disadvantage other contract owners. (For information on transfers after annuity payouts begin, see "Transfer/Policies.")

TRANSFER POLICIES

-Before annuity payouts begin, you may transfer contract values between the subaccounts, or from the subaccounts to the fixed account at any time. However, if you made a transfer from the fixed account to the subaccounts, you may not make a transfer from any subaccount back to the fixed account until the next contract anniversary.

-You may transfer contract values from the fixed account to the subaccounts once a year during a 31-day transfer period starting on each contract anniversary (except for automated transfers, which can be set up at any time for certain transfer periods subject to certain minimums).

-If we receive your request within 30 days before the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the anniversary.

-If we receive your request on or within 30 days after the contract anniversary date, the transfer from the fixed account to the subaccounts will be effective on the valuation date we receive it.

-We will not accept requests for transfers from the fixed account at any other time.

-Once annuity payouts begin, you may not make transfers to or from the fixed account, but you may make transfers once per contract year among the subaccounts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise.

                        MAKING THE MOST OF YOUR CONTRACT

                         HOW TO REQUEST A TRANSFER OR SURRENDER

-------------------------------------------------------------
                  Send your name, contract number, Social
1                 Security Number or Taxpayer Identification
BY LETTER         Number and signed request for a transfer or
                  surrender to:

                  REGULAR MAIL:
                  IDS Life Insurance Company
                  IDS Tower 10
                  Minneapolis, MN 55440-0010
                  EXPRESS MAIL:
                  IDS Life Insurance Company
                  733 Marquette Avenue
                  Minneapolis, MN 55402

                  MINIMUM AMOUNT
                  Transfers or
                  surrenders:         $250 or entire account
                                      balance

                  MAXIMUM AMOUNT
                  Transfers or
                  surrenders:         Contract value
-------------------------------------------------------------
                  Your financial advisor can help you set up
                  automated transfers among your subaccounts or
2                 fixed account or partial surrenders from the
BY AUTOMATED      accounts.
TRANSFERS AND     You can start or stop this service by written
AUTOMATED         request or other method acceptable to us. You
PARTIAL           must allow 30 days for us to change any
SURRENDERS        instructions that are currently in place.

-Automated transfers from the fixed account to any one of the subaccounts may not exceed an amount that, if continued, would deplete the fixed account within 12 months.

-Automated surrenders may be restricted by applicable law under some contracts.

-You may not make additional purchase payments if automated partial surrenders are in effect.

-Automated partial surrenders may result in IRS taxes and penalties on all or part of the amount surrendered.

                  MINIMUM AMOUNT
                  Transfers or
                  surrenders:         $50

-------------------------------------------------------------
                  Call between 7 a.m. and 6 p.m. Central time:
3                 800-437-0602
BY PHONE

                  TTY service for the hearing impaired:
                  1-800-285-8846 (toll free)

                  MINIMUM AMOUNT
                  Transfers or
                  surrenders:         $250 or entire account
                                      balance

                  MAXIMUM AMOUNT
                  Transfers:          Contract value
                  Surrenders:         $50,000

We answer telephone requests promptly, but you may experience delays when the call volume is unusually high. If you are unable to get through, use the mail procedure as an alternative.

We will honor any telephone transfer or surrender requests that we believe are authentic and we will use reasonable procedures to confirm that they are. This includes asking identifying questions and tape recording calls. We will not allow a telephone surrender within 30 days of a phoned-in address change. As long as we follow the procedures, we (and our affiliates) will not be liable for any loss resulting from fraudulent requests.

Telephone transfers or surrenders are automatically available. You may request that telephone transfers or surrenders NOT be authorized from your account by writing to us.

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----------------------------------
                         SURRENDERS

You may surrender all or part of your contract at any time before annuity payouts begin by sending us a written request or calling us. We will process your surrender request on the valuation date we receive it. For total surrenders, we will compute the value of your contract at the next accumulation unit value calculated after we receive your request. We may ask you to return the contract. You may have to pay surrender charges (see "Charges") and IRS taxes and penalties (see "Taxes"). You cannot make surrenders after annuity payouts begin.

SURRENDER POLICIES

If you have a balance in more than one account and you request a partial surrender, we will withdraw money from all your subaccounts and/or the fixed account in the same proportion as your value in each account correlates to your total contract value, unless you request otherwise. The minimum contract value after partial surrender is $600.

RECEIVING PAYMENT

By regular or express mail:

-payable to you;

-mailed to address of record.

NOTE: We will charge you a fee if you request express mail delivery.

By wire:

-request that payment be wired to your bank;

-bank account must be in the same ownership as your contract; and

-pre-authorization required.

For instructions, contact your financial advisor.

Normally, we will send the payment within seven days after receiving your request. However, we may postpone the payment if:

-- the surrender amount includes a purchase payment check that has not cleared;

-- the NYSE is closed, except for normal holiday and weekend closings;

-- trading on the NYSE is restricted, according to SEC rules;

-- an emergency, as defined by SEC rules, makes it impractical to sell securities or value the net assets of the accounts; or

-- the SEC permits us to delay payment for the protection of security holders.

36
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                         TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN TAX-SHELTERED ANNUITIES: The Code imposes certain restrictions on your right to receive early distributions from a TSA:

-Distributions attributable to salary reduction contributions (plus earnings) made after Dec. 31, 1988, or to transfers or rollovers from other contracts, may be made from the TSA only if:

-- you are at least age 59 1/2;

-- you are disabled as defined in the Code;

-- you separated from the service of the employer who purchased the contract; or

-- the distribution is because of your death.

-If you encounter a financial hardship (as defined by the Code), you may receive a distribution of all contract values attributable to salary reduction contributions made after Dec. 31, 1988, but not the earnings on them.

-Even though a distribution may be permitted under the above rules, it may be subject to IRS taxes and penalties (see "Taxes").

-The employer must comply with certain nondiscrimination requirements for certain types of contributions under a TSA contract to be excluded from taxable income. You should consult your employer to determine whether the nondiscrimination rules apply to you.

-The above restrictions on distributions do not affect the availability of the amount credited to the contract as of Dec. 31, 1988. The restrictions also do not apply to transfers or exchanges of contract value within the contract, or to another registered variable annuity contract or investment vehicle available through the employer.

-If the contract has a loan provision, the right to receive a loan from your fixed account is described in detail in your contract. You may borrow from the contract value allocated to the fixed account.

                         TSA -- SPECIAL SURRENDER PROVISIONS

PARTICIPANTS IN THE TEXAS OPTIONAL RETIREMENT PROGRAM: You cannot receive distributions before retirement unless you become totally disabled or end your employment at a Texas college or university. This restriction affects your right to:

-surrender all or part of your contract at any time; and

-move up your retirement date.

If you are in the program for only one year, the portion of the purchase payments made by the state of Texas will be refunded to the state with no surrender charge. These restrictions are based on an opinion of the Texas Attorney General interpreting Texas law.

PARTICIPATION IN THE PORTLAND PUBLIC SCHOOLS TSA PROGRAM: We guarantee that your fixed account surrender value will not be less than the purchase payments (less amounts previously surrendered) provided:

-you allocated all purchase payments only to the fixed account; and

-you did not transfer money from the fixed account to any subaccount.

If you allocated payments to a subaccount or transferred money from the fixed account to a subaccount, the guarantee does not apply.

----------------------------------
                         CHANGING OWNERSHIP

You may change ownership of your nonqualified annuity at any time by completing a change of ownership form we approve and sending it to our office. The change will become binding upon us when we receive and record it. We will honor any change of ownership request that we believe is authentic and we will use reasonable procedures to confirm authenticity. If we follow these procedures, we will not take any responsibility for the validity of the change.

If you have a nonqualified annuity, you may incur income tax liability by transferring, assigning or pledging any part of it. (See "Taxes.")

If you have a qualified annuity, you may not sell, assign, transfer, discount or pledge your contract as collateral for a loan, or as security for the performance of an obligation or for any other purpose except as required or permitted by the Code. However, if the owner is a trust or custodian, or an employer acting in a similar capacity, ownership of a contract may be transferred to the annuitant.

----------------------------------
                         BENEFITS IN CASE OF DEATH

We will pay the death benefit to your beneficiary upon the earlier of your death or the annuitant's death. If a contract has more than one person as the owner, we will pay benefits upon the first to die of any owner or the annuitant.

If you or the annuitant die before annuity payouts begin while this contract is in force, we will pay the beneficiary as follows:

For contracts issued in all states except Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greatest of:

-the contract value;

-the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary; or

-purchase payments, minus any surrenders.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the greater of:

-the contract value; or

-the contract value as of the most recent sixth contract anniversary, minus any surrenders since that anniversary.

For contracts issued in Texas:

If death occurs before the annuitant's 75th birthday, the beneficiary receives the greater of:

-purchase payments minus any surrenders; or

-the contract value.

If death occurs on or after the annuitant's 75th birthday, the beneficiary receives the contract value.

IF YOUR SPOUSE IS SOLE BENEFICIARY under a nonqualified annuity and you die before the retirement date, your spouse may keep the contract as owner. To do this your spouse must, within 60 days after we receive proof of death, give us written instructions to keep the contract in force.

Under a qualified annuity, if the annuitant dies before the Code requires distributions to begin, and the spouse is the only beneficiary, the spouse may keep the contract as owner until the date on which the annuitant would have reached 70 1/2 or any other date permitted by the Code. To do this, the spouse must give us written instructions within 60 days after we receive proof of death.

PAYMENTS: Under a nonqualified annuity we will pay the beneficiary in a single sum unless you give us other written instructions. We must fully distribute the death benefit within five years of your death. However, the beneficiary may receive payouts under any annuity payout plan available under this contract if:

-the beneficiary asks us in writing within 60 days after we receive proof of death; and

-payouts begin no later than one year after your death, or other date as permitted by the Code; and

-the payout period does not extend beyond the beneficiary's life or life expectancy.

When paying the beneficiary, we will process the death claim on the valuation date our death claim requirements are fulfilled. We will determine the contract's value at the next accumulation unit value calculated after our death claim requirements are fulfilled. We pay interest, if any, from the date of death at a rate no less than required by law. We will mail payment to the beneficiary within seven days after our death claim requirements are fulfilled. (See "Taxes").

----------------------------------
                         THE ANNUITY PAYOUT PERIOD

As owner of the contract, you have the right to decide how and to who annuity payouts will be made starting at the retirement date. You may select one of the annuity payout plans outlined below, or we may mutually agree on other payout arrangements.

The amount available for payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). We do not deduct any surrender charges under the payout plans listed below.

You also decide whether we will make annuity payouts on a fixed or variable basis, or a combination of fixed and variable. The amounts available to purchase payouts under the plan you select is the contract value on your retirement date (less any applicable premium tax). You may reallocate this contract value to the fixed account to provide fixed dollar payouts and/or among the subaccounts to provide variable annuity payouts. During the annuity payout period, you cannot invest in more than five subaccounts at any one time unless we agree otherwise. Amounts of fixed and variable payouts depend on:

-the annuity payout plan you select;

-the annuitant's age and, in most cases, sex;

-the annuity table in the contract; and

-the amounts you allocated to the accounts at settlement.

In addition, for variable payouts only, amounts depend on the investment performance of the subaccounts you select. These payouts will vary from month to month because the performance of the funds will fluctuate. (In the case of fixed annuities, payouts remain the same from month to month.)

For information with respect to transfers between accounts after annuity payouts begin, see "Making the Most of Your Contract -- Transfer policies."

ANNUITY TABLE

The annuity table in your contract shows the amount of the first monthly payment for each $1,000 of contract value according to the age and, when applicable, the sex of the annuitant. (Where required by law, we will use a unisex table of settlement rates.) The table assumes that the contract value is invested at the beginning of the annuity payout period and earns a 5% rate of return, which is reinvested and helps to support future payouts.

SUBSTITUTION OF 3.5% TABLE

If you ask us at least 30 days before the retirement date, we will substitute an annuity table based on an assumed 3.5% investment rate for the 5% table in the contract. The assumed investment rate affects both the amount of the first payout and the extent to which subsequent payouts increase or decrease. Using the 5% table results in a higher initial payment, but later payouts will increase more slowly when annuity unit values rise and decrease more rapidly when they decline.

ANNUITY PAYOUT PLANS

You may choose any one of these annuity payout plans by giving us written instructions at least 30 days before contract values are used to purchase the payout plan:

-PLAN A -- LIFE ANNUITY - NO REFUND: We make monthly payouts until the annuitant's death. Payouts end with the last payout before the annuitant's death. We will not make any further payouts. This means that if the annuitant dies after we have made only one monthly payout, we will not make any more payouts.

-PLAN B -- LIFE ANNUITY WITH FIVE, 10 OR 15 YEARS CERTAIN: We make monthly payouts for a guaranteed payout period of five, 10 or 15 years that you elect. This election will determine the length of the payout period to the beneficiary if the annuitant should die before the elected period expires. We calculate the guaranteed payout period from the retirement date. If the annuitant outlives the elected guaranteed payout period, we will continue to make payouts until the annuitant's death.

                         THE ANNUITY PAYOUT PERIOD

-PLAN C -- LIFE ANNUITY - INSTALLMENT REFUND: We make monthly payouts until the annuitant's death, with our guarantee that payouts will continue for some period of time. We will make payouts for at least the number of months determined by dividing the amount applied under this option by the first monthly payout, whether or not the annuitant is living.

-PLAN D -- JOINT AND LAST SURVIVOR LIFE ANNUITY - NO REFUND: We make monthly payouts while both the annuitant and a joint annuitant are living. If either annuitant dies, we will continue to make monthly payouts at the full amount until the death of the surviving annuitant. Payouts end with the death of the second annuitant.

-PLAN E -- PAYOUTS FOR A SPECIFIED PERIOD: We make monthly payouts for a specific payout period of 10 to 30 years that you elect. We will make payouts only for the number of years specified whether the annuitant is living or not. Depending on the selected time period, it is foreseeable that an annuitant can outlive the payout period selected. In addition, a 10% IRS penalty tax could apply under this payout plan. (See "Taxes.")

RESTRICTIONS FOR SOME QUALIFIED PLANS: If you purchased a qualified annuity, you may be required to select a payout plan that provides for payouts:

-over the life of the annuitant;

-over the joint lives of the annuitant and a designated beneficiary;

-for a period not exceeding the life expectancy of the annuitant; or

-for a period not exceeding the joint life expectancies of the annuitant and a designated beneficiary.

You have the responsibility for electing a payout plan that complies with your contract and with applicable law.

IF WE DO NOT RECEIVE INSTRUCTIONS: You must give us written instructions for the annuity payouts at least 30 days before the annuitant's retirement date. If you do not, we will make payouts under Plan B, with 120 monthly payouts guaranteed. Contract values that you allocated to the fixed account will provide fixed dollar payouts and contract values that you allocated among the subaccounts will provide variable annuity payouts.

IF MONTHLY PAYOUTS WOULD BE LESS THAN $20: We will calculate the amount of monthly payouts at the time the contract value is used to purchase a payout plan. If the calculations show that monthly payouts would be less than $20, we have the right to pay the contract value to you in a lump sum or to change the frequency of the payouts.

DEATH AFTER ANNUITY PAYOUTS BEGIN

If you or the annuitant die after annuity payouts begin, we will pay any amount payable to the beneficiary as provided in the annuity payout plan in effect.

----------------------------------
                         TAXES

Generally, under current law, any increase in your contract value is taxable to you only when you receive a payout or surrender (see detailed discussion below). Any portion of the annuity payouts and any surrenders you request that represent ordinary income are normally taxable. We will send you a tax information reporting form for any year in which we made a taxable distribution according to our records. Roth IRAs may grow and be distributed tax-free if you meet certain distribution requirements.

QUALIFIED ANNUITIES: We designed this contract for use with qualified retirement plans. Special rules apply to these retirement plans. Your rights to benefits may be subject to the terms and conditions of these retirement plans regardless of the terms of the contract.

Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions under the contract comply with the law. Qualified annuities have minimum distribution rules that govern the timing and amount of distributions during your life and after your death. You should refer to your retirement plan or adoption agreement or consult a tax advisor for more information about your distribution rules.

ANNUITY PAYOUTS UNDER NONQUALIFIED ANNUITIES: A portion of each payout will be ordinary income and subject to tax, and a portion of each payout will be considered a return of part of your investment and will not be taxed. All amounts you receive after your investment in the contract is fully recovered will be subject to tax.

Tax law requires that all nonqualified deferred annuities issued by the same company (and possibly its affiliates) to the same owner during a calendar year be taxed as a single, unified contract when you take distributions from any one of those contracts.

ANNUITY PAYOUTS UNDER QUALIFIED ANNUITIES (EXCEPT ROTH IRAS): Under a qualified annuity, the entire payout generally is includable as ordinary income and is subject to tax except to the extent that contributions were made with after-tax dollars. If you or your employer invested in your contract with deductible or pre-tax dollars as part of a qualified retirement plan, such amounts are not considered to be part of your investment in the contract and will be taxed when paid to you.

SURRENDERS: If you surrender part or all of your contract before your annuity payouts begin, your surrender payment will be taxed to the extent that the value of your contract immediately before the surrender exceeds your investment. You also may have to pay a 10% IRS penalty for surrenders you make before reaching age 59 1/2 unless certain exceptions apply. For qualified annuities, other penalties may apply if you surrender your contract before your plan specifies that you can receive payouts.

DEATH BENEFITS TO BENEFICIARIES: The death benefit under a contract (except Roth
IRAs) is not tax-exempt. Any amount your beneficiary receives that represents previously deferred earnings within the contract is taxable as ordinary income to the beneficiary in the years he or she receives the payments. The death benefit under a Roth IRA generally is not taxable as ordinary income to the beneficiary if certain distribution requirements are met.

ANNUITIES OWNED BY CORPORATIONS, PARTNERSHIPS OR TRUSTS: For nonqualified annuities any annual increase in the value of annuities held by such entities generally will be treated as ordinary income received during that year. This provision is effective for purchase payments made after Feb. 28, 1986. However, if the trust was set up for the benefit of a natural person only, the income will remain tax-deferred.

PENALTIES: If you receive amounts from your contract before reaching age 59 1/2, you may have to pay a 10% IRS penalty on the amount includable in your ordinary income. If you receive amounts from your SIMPLE IRA before reaching age 59 1/2, generally the IRS penalty provisions apply. However, if you receive these amounts before age 59 1/2, and within the first two years of your participation in the SIMPLE IRA plan, the IRS penalty will be assessed at a rate of 25% instead of 10%. However, this penalty will not apply to any amount received by you or your beneficiary:

-because of your death;

-because you become disabled (as defined in the Code);

                         TAXES

-if the distribution is part of a series of substantially equal periodic payments, made at least annually, over your life or life expectancy (or joint lives or life expectancies of you and your beneficiary); or

-if it is allocable to an investment before Aug. 14, 1982 (except for qualified annuities).

For a qualified annuity, other penalties or exceptions may apply if you surrender your contract before your plan specifies that payouts can be made.

WITHHOLDING, GENERALLY: If you receive all or part of the contract value, we may deduct withholding against the taxable income portion of the payment. Any withholding represents a prepayment of your tax due for the year. You take credit for these amounts on your annual tax return.

If the payment is part of an annuity payout plan, we generally compute the amount of withholding using payroll tables. You may provide us with a statement of how many exemptions to use in calculating the withholding. As long as you've provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have any withholding occur.

If the distribution is any other type of payment (such as a partial or full surrender), we compute withholding using 10% of the taxable portion. Similar to above, as long as you have provided us with a valid Social Security Number or Taxpayer Identification Number, you can elect not to have this withholding occur.

If you take a distribution from a contract offered under a Section 457 plan (deferred compensation plan of state and local governments and tax-exempt organizations), we compute withholding using payroll methods, depending upon the type of payment.

Some states also impose withholding requirements similar to the federal withholding described above. If this should be the case, we may deduct state withholding from any payment from which we deduct federal withholding. The withholding requirements may differ if we are making payment to a non-U.S. citizen or if we deliver the payment outside the United States.

WITHHOLDING FROM QUALIFIED ANNUITIES: If you receive directly all or part of the contract value from a qualified annuity (except an IRA, Roth IRA, SEP,

SIMPLE IRA or Section 457 plan), mandatory 20% federal income tax withholding (and possibly state income tax withholding) generally will be imposed at the time we make payout. This mandatory withholding is in place of the elective withholding discussed above. This mandatory withholding will not be imposed if:

-instead of receiving the distribution check, you elect to have the distribution rolled over directly to an IRA or another eligible plan;

-the payout is one in a series of substantially equal periodic payouts, made at least annually, over your life or life expectancy (or the joint lives or life expectancies of you and your designated beneficiary) or over a specified period of 10 years or more; or

-the payout is a minimum distribution required under the Code.

Payments we make to a surviving spouse instead of being directly rolled over to an IRA also may be subject to mandatory 20% income tax withholding.

State withholding also may be imposed on taxable distributions.

TRANSFER OF OWNERSHIP OF A NONQUALIFIED ANNUITY: If you transfer a nonqualified annuity without receiving adequate consideration, the transfer is a gift and also may be a surrender for federal income tax purposes. If the gift is a currently taxable event for income tax purposes, the original owner will be taxed on the amount of deferred earnings at the time of the transfer and also may be subject to the 10% IRS penalty discussed earlier. In this case, the new owner's investment in the contract will be the value of the contract at the time of the transfer.

COLLATERAL ASSIGNMENT OF A NONQUALIFIED ANNUITY: If you collaterally assign or pledge your contract, earnings on purchase payments you made after Aug. 13, 1982 will be taxed to you like a surrender.

IMPORTANT: Our discussion of federal tax laws is based upon our understanding of current interpretations of these laws. Federal tax laws or current interpretations of them may change. For this reason and because tax consequences are complex and highly individual and cannot always be anticipated, you should consult a tax advisor if you have any questions about taxation of your contract.

                         TAXES

TAX QUALIFICATION: We intend that the contract qualify as an annuity for federal income tax purposes. To that end, the provisions of the contract are to be interpreted to ensure or maintain such tax qualification, in spite of any other provisions of the contract. We reserve the right to amend the contract to reflect any clarifications that may be needed or are appropriate to maintain such qualification or to conform the contract to any applicable changes in the tax qualification requirements. We will send you a copy of any such amendment.

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                         VOTING RIGHTS

As a contract owner with investments in the subaccounts, you may vote on important fund policies until annuity payouts begin. Once they begin, the person receiving them has voting rights. We will vote fund shares according to the instructions of the person with voting rights.

Before annuity payouts begin, the number of votes you have is determined by applying your percentage interest in each subaccount to the total number of votes allowed to the subaccount.

After annuity payouts begin, the number of votes you have is equal to:

-the reserve held in each subaccount for your contract; divided by

-the net asset value of one share of the applicable fund.

As we make annuity payouts, the reserve for the contract decreases; therefore, the number of votes also will decrease.

We calculate votes separately for each subaccount. We will send notice of shareholders' meetings, proxy materials and a statement of the number of votes to which the voter is entitled. We will vote shares for which we have not received instructions in the same proportion as the votes for which we received instructions. We also will vote the shares for which we have voting rights in the same proportion as the votes for which we received instructions.

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                         SUBSTITUTION OF INVESTMENTS

We may substitute the funds in which the subaccounts invest if:

-laws or regulations change,

-existing funds become unavailable, or

-in our judgment, the funds no longer are suitable for the subaccounts.

If any of these situations occur and if we believe it is in the best interest of persons having voting rights under the contract, we have the right to substitute funds other than those currently listed in this prospectus.

We may also:

-change the funds in which the subaccounts invest, and

-add additional subaccounts investing in other funds.

In the event of substitution of any of these changes, we may amend the contract and take whatever action is necessary and appropriate without your consent or approval. However, we will not make any substitution or change without the necessary approval of the SEC and state insurance departments. We will notify you of any substitution or change.

52
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                         ABOUT THE SERVICE PROVIDERS

ISSUER AND PRINCIPAL UNDERWRITER

IDS Life issues and is the principal underwriter for the contracts. IDS Life is a stock life insurance company organized in 1957 under the laws of the State of Minnesota and is located at IDS Tower 10, Minneapolis, MN 55440-0010. IDS Life conducts a conventional life insurance business.

IDS Life is a wholly-owned subsidiary of AEFC, which itself is a wholly-owned subsidiary of American Express Company, a financial services company headquartered in New York City. The AEFC family of companies offers not only insurance and annuities, but also mutual funds, investment certificates and a broad range of financial management services. American Express Financial Advisors Inc. (AEFA) serves individuals and businesses through its nationwide network of more than 180 offices and 9200 advisors.

IDS Life pays total commissions of up to 7% of the total purchase payments it receives on the contracts. We pay a portion of this total commission to district managers and field vice presidents of the selling representatives.

LEGAL PROCEEDINGS

A number of lawsuits have been filed against life and health insurers in jurisdictions in which IDS Life and AEFC do business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents and other matters. IDS Life and AEFC, like other life and health insurers, from time to time are involved in such litigation. On December 13, 1996, an action entitled Lesa Benacquisto and Daniel Benacquisto vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in Minnesota state court. The action was brought by individuals who replaced an existing IDS Life insurance policy with a new IDS Life policy. The plaintiffs purport

                         ABOUT THE SERVICE PROVIDERS

to represent a class consisting of all persons who replaced existing IDS Life policies with new policies from and after January 1, 1985. The complaint puts at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. IDS Life and AEFC filed an answer to the complaint on February 18, 1997, denying the allegations. A second action, entitled Arnold Mork, Isabella Mork, Ronald Melchart and Susan Melchart vs. IDS Life Insurance Company and American Express Financial Corporation was commenced in the same court on March 21,1997. In addition to claims that are included in the Benacquisto lawsuit, the second action includes an allegation of improper replacement of an existing IDS Life annuity contract. A subsequent class action, Richard Thoresen and Elizabeth Thoresen vs. AEFC, American Partners Life Insurance Company, American Enterprise Life Insurance Company, American Centurion Life Assurance Company, IDS Life Insurance Company and IDS Life Insurance Company of New York, was filed in the same court on October 13, 1998 alleging that the sale of annuities in tax-deferred contributory retirement investment plans (E.G. IRAs) was done through deceptive marketing practices, which IDS Life denies. Plaintiffs in each of the above actions seeks damages in an unspecified amount and also seek to establish a claims resolution facility for the determination of individual issues.

IDS Life and AEFC believe they have meritorious defenses to the claims raised in the lawsuits. The outcome of any litigation cannot be predicted with certainty. In the opinion of management, however, the ultimate resolution of the above lawsuits and others filed against IDS Life should not have a material adverse effect on IDS Life's consolidated financial position.

----------------------------------
                         YEAR 2000

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the variable account. IDS Life and the variable account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC currently is on track with this schedule and also is on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life's and the variable account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

    TABLE OF CONTENTS OF THE STATEMENT OF
      ADDITIONAL INFORMATION
    IDS Life Preferred Retirement Account........   p.3

    Performance Information......................   p.4

    Calculating Annuity Payouts..................   p.8

    Rating Agencies..............................  p.10

    Principal Underwriter........................  p.10

    Independent Auditors.........................  p.10
    Financial Statements

                         Please check the box to receive a copy of the Statement of Additional Information for:

                         -- IDS Life Flexible Portfolio Annuity

                         -- IDS Life Retirement Annuity Mutual Funds

                         -- AIM Variable Insurance Funds, Inc.

                         -- American Century Variable Portfolios, Inc.

                         -- Putnam Variable Trust

                         -- Templeton Variable Products Series Fund: Class 1

                         -- Warburg Pincus Trust-Small Company Growth Portfolio

                         MAIL YOUR REQUEST TO:

                         IDS Life Insurance Company
                         IDS Tower 10
                         Minneapolis, MN 55440-0010

                         WE WILL MAIL YOUR REQUEST TO:

                         Your name _____________________________________________

                         Address _______________________________________________

                         City _____________________ State _________ Zip ________

                                STATEMENT OF ADDITIONAL INFORMATION

                                                for

                                IDS LIFE FLEXIBLE PORTFOLIO ANNUITY

                                   IDS Life Variable Account 10

                                          April 30, 1999

IDS Life Variable Account 10 is a separate account established and maintained by IDS Life Insurance Company (IDS Life).

This Statement of Additional Information (SAI) is not a prospectus. It should be read together with the prospectus dated the same date as this SAI, which may be obtained from your financial advisor, or by writing or calling us at the address and telephone number below. The prospectus is incorporated in this SAI by reference.


IDS Life Insurance Company
IDS Tower 10
Minneapolis, MN  55440-0010
800-437-0602

                                         TABLE OF CONTENTS

IDS Life Preferred Retirement Account.......................................p.3

Performance Information.....................................................p.4

Calculating Annuity Payouts.................................................p.8

Rating Agencies............................................................p.10

Principal Underwriter......................................................p.10

Independent Auditors.......................................................p.10

Financial Statements

IDS LIFE PREFERRED RETIREMENT ACCOUNT

You may use the Flexible Portfolio Annuity to fund the IDS Life Preferred Retirement Account (PRA) as a way to build tax-deferred retirement income. You may use the PRA to supplement, or as an alternative to, a non-deductible IRA or other retirement plan.

The advantages of the IDS Life Preferred Retirement Account over a non-deductible IRA are shown below:

                                      IDS Life Preferred
                                      Retirement Account                  Non-deductible IRA
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------


Maximum amount                        $50,000 to $1 million initially,    $2,000 per year ($4,000 per year
you can contribute                    then $50,000 to $100,000 per year   for married individuals filing
                                      depending on your age. (spouse      jointly)
                                      can have own plan)
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Highest age you                       The later of age 85 or the 10th     701/2years old
can contribute                        contract anniversary
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Types of income                       Any type: wages, investment         Generally limited to income from
you can contribute                    income, gifts, inheritance, etc.    employment
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Records you must keep                 None required, but IDS Life         You must keep all records yourself
                                      furnishes you regular reports for
                                      your files
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Reports you must                      None                                You must report all contributions
file with the IRS                                                         and withdrawals each year
------------------------------------- ----------------------------------- -----------------------------------
------------------------------------- ----------------------------------- -----------------------------------

Age at which you                      The later of age 85 or the 10th     701/2years old
must begin withdrawals                contract anniversary
------------------------------------- ----------------------------------- -----------------------------------

PERFORMANCE INFORMATION
--------------------------------------------------------------------------------

The subaccounts may quote various performance figures to illustrate past performance. We base total return and current yield quotations (if applicable) on standardized methods of computing performance as required by the Securities and Exchange Commission (SEC). An explanation of the methods used to compute performance follows below.

Average Annual Total Return

We will express quotations of average annual total return for the subaccounts in terms of the average annual compounded rate of return of a hypothetical investment in the contract over a period of one, five and 10 years (or, if less, up to the life of the subaccounts), calculated according to the following formula:

                                           P(1+T)n = ERV

where:         P =  a hypothetical initial payment of $1,000
               T =  average annual total return
               n =  number of years
             ERV = Ending Redeemable Value of a hypothetical $1,000 payment made at the beginning of the period, at the end of the period (or fractional portion thereof)

We calculated the following performance figures on the basis of historical performance of each fund. We show actual performance from the date the subaccounts began investing in the funds. We also show performance from the commencement date of the funds as if the contract existed at that time. Past performance does not guarantee future results.

Average Annual Total Return With Surrender For Periods Ending Dec. 31, 1998

                                                        Performance since
                                                       commencement of the                   Performance since
                                                           subaccount                   commencement of the Fund**

                                                                   Since                                          Since
Subaccount     -----------------------------------   1 Year     commencement   ---------  --------- --------   commencement
               Investing in:                                                    1 Year     5 Years  10 Years
               -----------------------------------
               AIM V. I.
  HW             Growth and Income Fund (3/96;        19.02%       20.18%       19.02%         --                 20.33%
                 5/94)*                                                                      %      --  %
               -----------------------------------

               AMERICAN CENTURY
  HP             VP Value (5/96; 5/96)                -3.57        12.27        -3.57        --        --         12.26

               IDS LIFE
  HA             Aggressive Growth Fund (3/96;        -5.74         5.43        -5.74      8.48        --          9.17
                 1/92)
  HC             Capital Resource Fund (3/96;         15.47        14.84        15.47     14.47     14.33           --
                 10/81)
  HY             Global Yield Fund (5/96; 4/96)       -0.38         3.59        -0.38        --        --          3.59
  HG             Growth Dimensions Fund (5/96;        19.94        20.76        19.94        --        --         20.76
                 4/96)
  HV             Income Advantage Fund (5/96;        -12.68         1.32       -12.68        --        --          1.32
                 4/96)
  HI             International Equity Fund (3/96;      7.29         5.32         7.29      5.87        --          7.73
                 1/92)
  HD             Managed Fund (3/96; 4/86)             7.26        13.70         7.26     11.81     13.10           --
  HM             Moneyshare Fund (3/96; 10/81)        -3.26         1.33        -3.26      2.66      3.95           --
  HS             Special Income Fund (3/96; 10/81)    -6.84         2.11        -6.84      4.55      7.51           --

               PUTNAM VT
  HN             New Opportunities Fund Class IA      15.76        14.19        15.76        --        --         21.05
                 Shares (3/96; 5/94)

               TEMPLETON
  HK             Developing Markets Fund: Class      -28.96       -25.33       -28.96        --        --        -25.33
                 1*** (3/96; 5/96)

               WARBURG PINCUS TRUST
  HT             Small Company Growth (3/96; 6/95)   -11.13         4.05       -11.13        --        --         11.60

* (Commencement dates of the subaccounts; Commencement dates of the Funds) ** Current applicable charges deducted from fund performance include a $30 contract administrative charge, a 1.25% mortality and expense risk fee and applicable surrender charges.
***  Past expense reductions by the portfolio's manager increased returns.

Average Annual Total Return Without Surrender For Periods Ending Dec. 31, 1998

                                                        Performance since
                                                       commencement of the                        Performance since
                                                            subaccount                        commencement of the Fund**

                                                                    Since                                         Since
Subaccount     -----------------------------------   1 Year     commencement    --------  --------  --------   commencement
               Investing in:                                                     1 Year   5 Years   10 Years
               -----------------------------------
               AIM V. I.
  HW             Growth and Income Fund (3/96;        26.02%       21.93%       26.02%         --        --       20.87%
                 5/94)*                                                                      %         %
               -----------------------------------

               AMERICAN CENTURY
  HP             VP Value (5/96; 5/96)                 3.43        14.40         3.43        --        --         14.39

               IDS LIFE
  HA             Aggressive Growth Fund (3/96;         1.26         7.64         1.26       9.19       --          9.43
                 1/92)
  HC             Capital Resource Fund (3/96;         22.47        16.73        22.47      15.05     14.33          --
                 10/81)
  HY             Global Yield Fund (5/96; 4/96)        6.62         6.01         6.62        --        --          6.01
  HG             Growth Dimensions Fund (5/96;        26.94        22.65        26.94        --        --         22.65
                 4/96)
  HV             Income Advantage Fund (5/96;         -5.68         3.84        -5.68        --        --          3.84
                 4/96)
  HI             International Equity Fund (3/96;     14.29         7.53        14.29       6.65       --          8.00
                 1/92)
  HD             Managed Fund (3/96; 4/86)            14.26        15.62        14.26      12.45     13.10          --
  HM             Moneyshare Fund (3/96; 10/81)         3.74         3.70         3.74       3.55      3.95          --
  HS             Special Income Fund (3/96; 10/81)     0.16         4.44         0.16       5.38      7.51          --

               PUTNAM VT
  HN             New Opportunities Fund Class IA      22.76        16.10        22.76        --        --         21.58
                 Shares (3/96; 5/94)

               TEMPLETON
  HK             Developing Markets Fund: Class      -21.96       -21.31        -21.96       --        --        -21.31
                 1*** (3/96; 5/96)

               WARBURG PINCUS TRUST
  HT             Small Company Growth (3/96; 6/95)    -4.13         6.31        -4.13        --        --         12.84

* (Commencement dates of the subaccounts; Commencement dates of the Funds)
** Current applicable charges deducted from fund performance include a $30 contract administrative charge and a 1.25% mortality and expense risk fee.
*** Past expense reductions by the portfolio's manager increased returns.

Cumulative Total Return

Cumulative total return represents the cumulative change in the value of an investment for a given period (reflecting change in a subaccount's accumulation unit value). We compute cumulative total return by using the following formula:

                                              ERV - P
                                                 P

where:                P =  a hypothetical initial payment of $1,000
                    ERV    = Ending Redeemable Value of a hypothetical $1,000
                           payment made at the beginning of the period, at the end of the period (or fractional portion thereof).

The SEC requires that we assume that you surrender the entire contract at the end of the one, five and ten year periods (or, if less, up to the life of the subaccount). In addition, we may show performance figures without the deduction of a surrender charge. All total return figures reflect the deduction of all applicable charges including the contract administrative charge and mortality and expense risk fee.

Annualized Calculation of Yield for Subaccounts Investing in Money Market Funds

Simple Yield:

For the subaccounts investing in money market funds, we base quotations of simple yield on:

     (a) the change in the value of a hypothetical subaccount (exclusive of capital changes and income other than investment income) at the beginning of a particular seven-day period;
     (b) less a pro rata share of the subaccount expenses accrued over the period;
     (c) dividing this difference by the value of the subaccount at the beginning of the period to obtain the base period return; and (d) multiplying the base period return by 365/7.

The subaccount's value includes:
o  any declared dividends,
o  the value of any shares purchased with dividends paid during the period, and
o  any dividends declared for such shares.

It does not include:
o the effect of any applicable surrender charge, or o any realized or unrealized gains or losses.

Annualized Compound Yield:

We calculate compound yield using the base period return described above, which we then compound according to the following formula:

Compound Yield = [(Base Period Return + 1)365/7] -1

Annualized Yields Based on the Seven-Day Period Ending Dec. 31, 1998


Subaccount    Investing In:                Simple Yield     Compound Yield
HM            IDS Life Moneyshare Fund         3.45%            3.51%

You must consider (when comparing an investment in subaccounts investing in money market funds with fixed annuities) that fixed annuities often provide an agreed-to or guaranteed yield for a stated period of time, whereas the subaccount's yield fluctuates. In comparing the yield of the subaccount to a money market fund, you should consider the different services that the contract provides.

Annualized Yield for Subaccounts Investing in Income Funds

For the subaccounts investing in income funds, we base quotations of yield on all investment income earned during a particular 30-day period, less expenses accrued during the period (net investment income) and compute it by dividing net investment income per accumulation unit by the value of an accumulation unit on the last day of the period, according to the following formula:

                                        YIELD = 2[(  a-b  + 1)6 - 1]
                                                     cd

where: a = dividends and investment income earned during the period b = expenses accrued for the period (net of reimbursements) c = the average daily number of accumulation units outstanding during the period that were entitled to receive dividends d = the maximum offering price per accumulation unit on the last day of the period

The subaccount earns yield from the increase in the net asset value of shares of the fund in which it invests and from dividends declared and paid by the fund, which are automatically invested in shares of the fund.

Annualized Yield Based on the 30-Day Period Ended Dec. 31, 1998

        Subaccount          Investing in:                         Yield
            HY              IDS Life Global Yield Fund            5.36%
            HV              IDS Life Income Advantage Fund        9.50
            HS              IDS Life Special Income Fund          7.21

The yield on the subaccount's accumulation unit may fluctuate daily and does not provide a basis for determining future yields.

Independent rating or statistical services or publishers or publications such as those listed below may quote subaccount performance, compare it to rankings, yields or returns, or use it in variable annuity accumulation or settlement illustrations they publish or prepare.

         The Bank Rate Monitor National Index, Barron's, Business Week, CDA Technologies, Donoghue's Money Market Fund Report, Financial Services Week, Financial Times, Financial World, Forbes, Fortune, Global Investor, Institutional Investor, Investor's Daily, Kiplinger's Personal Finance, Lipper Analytical Services, Money, Morningstar, Mutual Fund Forecaster, Newsweek, The New York Times, Personal Investor, Stanger Report, Sylvia Porter's Personal Finance, USA Today, U.S. News and World Report, The Wall Street Journal and Wiesenberger Investment Companies Service.

CALCULATING ANNUITY PAYOUTS

The Variable Account

We do the following calculations separately for each of the subaccounts of the variable account. The separate monthly payouts, added together, make up your total variable annuity payout.

Initial Payout: To compute your first monthly payment, we:

o determine the dollar value of your contract as of the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date and then deduct any applicable premium tax; then
o apply the result to the annuity table contained in the contract or another table at least as favorable.

The annuity table shows the amount of the first monthly payment for each $1,000 of value which depends on factors built into the table, as described below.

Annuity Units: We then convert the value of your subaccount to annuity units. To compute the number of units credited to you, we divide the first monthly payment by the annuity unit value (see below) on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the retirement date. The number of units in your subaccount is fixed. The value of the units fluctuates with the performance of the underlying fund.

Subsequent Payouts: To compute later payouts, we multiply:

o the annuity unit value on the valuation date that falls on (or closest to the valuation date that falls before) the seventh calendar day before the payout is due; by
o    the fixed number of annuity units credited to you.

Annuity Unit Values: We originally set this value at $1 for each subaccount. To calculate later values we multiply the last annuity value by the product of:

o    the net investment factor; and
o    the neutralizing factor.

The purpose of the neutralizing factor is to offset the effect of the assumed rate built into the annuity table. With an assumed investment rate of 5%, the neutralizing factor is 0.999866 for a one day valuation period.

Net Investment Factor: We determine the net investment factor by:

o adding the fund's current net asset value per share plus the per share amount of any accrued income or capital gain dividends to obtain a current adjusted net asset value per share; then
o   dividing that sum by the previous adjusted net asset value per share; and
o subtracting the percentage factor representing the mortality and expense risk fee from the result.

Because the net asset value of the fund may fluctuate, the net investment factor my be greater or less than one, and the annuity unit value may increase or decrease. You bear this investment risk in a variable subaccount.

The Fixed Account

We guarantee your fixed annuity payout amounts. Once calculated, your payout will remain the same and never change. To calculate your annuity payouts we:

o take the value of your fixed account at the retirement date or the date you selected to begin receiving your annuity payouts; then
o using an annuity table, we apply the value according to the annuity payout plan you select.

The annuity payout table we use will be the one in effect at the time you choose to begin your annuity payouts. The values in the table will be equal to or greater than the table in your contract.

RATING AGENCIES

The following chart reflects the ratings given to us by independent rating agencies. These agencies evaluate the financial soundness and claims-paying ability of insurance companies based on a number of different factors. This information does not relate to the management or performance of the subaccounts of the contract. This information relates only to the fixed account and reflects our ability to make annuity payouts and to pay death benefits and other distributions from the contract.


    Rating Agency              Rating

      A.M. Best                  A+
                             (Superior)
-----------------------

    Duff & Phelps               AAA
-----------------------

       Moody's                  Aa2

PRINCIPAL UNDERWRITER

The principal underwriter for the contract is IDS Life which offers the contract on a continuous basis.

Surrender charges we received for the last three years aggregated total $17,936,810, $14,502,145, and $11,956,753, respectively.

Commissions we paid for the last three years aggregated total $17,634,855, $17,883,488, and $17,247,007, respectively.

INDEPENDENT AUDITORS

The financial statements appearing in this SAI have been audited by Ernst & Young LLP (1400 Pillsbury Center, 200 South Sixth Street, Minneapolis, MN 55402), independent auditors, as stated in their report appearing herein.

FINANCIAL STATEMENTS

IDS Life Variable Account 10

Annual Financial Information

Report of Independent Auditors

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying individual and combined statements of net assets of the segregated asset subaccounts of IDS Life Variable Account 10 (comprised of subaccounts HW, HP, HA, HC, HY, HG, HV, HI, HD, HM, HS, HN, HK and
HT) as of December 31, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the management of IDS Life Insurance Company. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 with the affiliated and unaffiliated mutual fund managers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the individual and combined financial position of the segregated asset subaccounts of IDS Life Variable Account 10 at December 31, 1998, and the individual and combined results of their operations and changes in their net assets for the periods described above, in conformity with generally accepted accounting principles.

/s/ Ernst & Young LLP

Ernst & Young LLP
Minneapolis, Minnesota
March 12, 1999


IDS Life Variable Account 10

Statements of Net Assets                                                                                  Dec. 31, 1998

                                                                            Segregated Asset Subaccount

Assets                                                        HW               HP               HA              HC
Investments in shares of mutual funds and portfolios:
   at cost                                              $ 460,908,332     $ 180,655,224    $ 192,287,578  $ 227,738,227
                                                        -------------     -------------    -------------  -------------
   at market value                                      $ 607,432,063     $ 190,580,318    $ 184,778,667  $ 268,649,579
                                                        -------------     -------------    -------------  -------------
Dividends receivable                                                -                 -               -               -
Accounts receivable from IDS Life for
contract purchase payments                                    294,579            69,050         144,343         190,893
Receivable from mutual funds and portfolios
for share redemptions                                               -                 -          80,662         145,365
                                                              -------           -------          ------         -------
Total assets                                              607,726,642       190,649,368     185,003,672     268,985,837
                                                          ===========       ===========     ===========     ===========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                632,445           199,979         194,653         283,308
Contract terminations                                               -                 -          29,789          52,950
Payable to mutual funds and portfolios
for investments purchased                                     294,579            69,050               -               -
                                                              -------            ------          ------          ------
Total liabilities                                             927,024           269,029         224,442         336,258
                                                              -------           -------         -------         -------
Net assets applicable to contracts in
accumulation period                                       605,978,136       190,211,470     184,254,328     267,645,887
Net assets applicable to contracts in
payment period                                                821,482           168,869         524,902       1,003,692
                                                              -------           -------         -------       ---------
Total net assets                                        $ 606,799,618     $ 190,380,339   $ 184,779,230   $ 268,649,579
                                                        =============     =============   =============   =============
Accumulation units outstanding                            345,291,409       132,532,152     149,270,858     172,450,549
                                                          ===========       ===========     ===========     ===========
Net asset value per accumulation unit                          $ 1.75            $ 1.44          $ 1.23          $ 1.55
                                                               ======            ======          ======          ======


Assets                                                         HY              HG               HV
Investments in shares of mutual funds and portfolios:
   at cost                                               $ 96,767,745    $ 619,571,947 5  $ 325,035,023
                                                         ------------    ------------- -  -------------
   at market value                                       $ 99,296,623    $ 826,108,491 3  $ 286,468,083
Dividends receivable                                          448,992                -        2,265,445
Accounts receivable from IDS Life for
contract purchase payments                                     40,424          658,264          192,601
Receivable from mutual funds and portfolios
for share redemptions                                              62          220,827            8,952
                                                                   --          -------            -----
Total assets                                               99,786,101      826,987,582      288,935,081
                                                           ----------      -----------      -----------

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                                104,241          863,665          300,648
Contract terminations                                              62           15,427            8,952
Payable to mutual funds and portfolios
for investments purchased                                     385,175                -        2,157,398
                                                              -------            -----        ---------
Total liabilities                                             489,478          879,092        2,466,998
                                                              =======          =======        =========
Net assets applicable to contracts in
accumulation period                                        99,149,755      823,789,136      285,978,378
Net assets applicable to contracts in
payment period                                                146,868        2,319,354          489,705
                                                              -------        ---------          -------
Total net assets                                         $ 99,296,623     $826,108,490    $ 286,468,083
                                                         ============     ============    =============
Accumulation units outstanding                             84,640,404      476,734,956      257,989,888
                                                           ==========      ===========      ===========
Net asset value per accumulation unit                          $ 1.17           $ 1.73           $ 1.11
                                                               ======           ======           ======

See accompanying notes to financial statements.


IDS Life Variable Account 10

Statements of Net Assets (continued)                                                                 Dec. 31, 1998

                                                                     Segregated Asset Subaccount
Assets                                                       HI             HD             HM              HS
Investments in shares of mutual funds and portfolios:
   at cost                                              $190,561,123  $358,564,041    $231,863,426   $ 288,516,710
                                                        ------------  ------------    ------------   -------------
   at market value                                      $207,452,641  $366,823,186    $231,865,497   $ 275,017,625
Dividends receivable                                                             -         897,578       1,652,242
Accounts receivable from IDS Life for
contract purchase payments                                   159,093       571,860         702,094         740,898
Receivable from mutual funds and portfolios
for share redemptions                                         59,107        83,760         267,078          15,771
                                                              ------        ------         -------          ------
Total assets                                             207,670,841   367,478,806     233,732,247     277,426,536
                                                         ===========   ===========     ===========     ===========

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                               217,617       383,857         235,626         286,641
Contract terminations                                            673        83,760         267,078          15,771
Payable to mutual funds and portfolios
for investments purchased                                          -       188,003       1,364,046       2,106,499
                                                              ------       -------       ---------       ---------
Total liabilities                                            218,290       655,620       1,866,750       2,408,911
                                                             -------       -------       ---------       ---------
Net assets applicable to contracts in
accumulation period                                      206,959,596   364,962,090     231,766,964     274,102,014
Net assets applicable to contracts in
payment period                                               492,955     1,861,096          98,533         915,611
                                                             -------     ---------          ------         -------
Total net assets                                        $207,452,551  $366,823,186    $231,865,497   $ 275,017,625
                                                        ============  ============    ============   =============
Accumulation units outstanding                           168,173,195   241,551,076     208,621,603     241,799,737
                                                         ===========   ===========     ===========     ===========
Net asset value per accumulation unit                         $ 1.23        $ 1.51          $ 1.11          $ 1.13
                                                              ======        ======          ======          ======



                                                                                                           Combined
                                                                                                           Variable
Assets                                                        HN             HK             HT              Account
Investments in shares of mutual funds and portfolios
   at cost                                             $ 425,609,792  $248,890,323   $ 311,672,136  $ 4,158,641,627
                                                       -------------  ------------   -------------  ---------------
   at market value                                     $ 567,241,723  $156,354,240   $ 333,637,992  $ 4,601,706,728
Dividends receivable                                               -             -               -        5,264,257
Accounts receivable from IDS Life for
contract purchase payments                                   287,590             -          38,005        4,089,694
Receivable from mutual funds and portfolios
for share redemptions                                              -        29,965               -          911,549
                                                            --------        ------         -------          -------
Total assets                                             567,529,313   156,384,205     333,675,997    4,611,972,228
                                                         ===========   ===========     ===========    =============

Liabilities
Payable to IDS Life for:
Mortality and expense risk fee                               592,557       164,525         349,174        4,808,936
Contract terminations                                              -        29,965               -          504,427
Payable to mutual funds and portfolios
for investments purchased                                    287,590             -          38,005        6,890,345
                                                             -------         -----          ------        ---------
Total liabilities                                            880,147       194,490         387,179       12,203,708
                                                             -------       -------         -------       ----------
Net assets applicable to contracts in
accumulation period                                      565,965,647   156,140,571     333,019,775    4,589,923,747
Net assets applicable to contracts in
payment period                                               683,519        49,144         269,043        9,844,773
                                                             -------        ------         -------        ---------
Total net assets                                       $ 566,649,166  $156,189,715   $ 333,288,818  $ 4,599,768,520
                                                       =============  ============   =============  ===============
Accumulation units outstanding                           370,336,259   306,456,028     279,474,900
                                                         ===========   ===========     ===========
Net asset value per accumulation unit                         $ 1.53        $ 0.51          $ 1.19
                                                              ======        ======          ======

See accompanying notes to financial statements.


IDS Life Variable Account 10

Statements of Operations                                                                      Year ended Dec. 31, 1998

                                                                         Segregated Asset Subaccount

Investment income                                                HW               HP               HA              HC
Dividend income from mutual funds and portfolios            $ 8,132,881       $ 9,808,062    $ 11,544,107    $ 19,073,337
Mortality and expense risk fee                                5,401,730         1,890,189       1,906,973       2,527,958
                                                              ---------         ---------       ---------       ---------
Investment income (loss) - net                                2,731,151         7,917,873       9,637,134      16,545,379
                                                              ---------         ---------       ---------      ----------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                           5,195,568         2,603,431         962,094         914,193
Cost of investments sold                                      4,380,651         2,385,660       1,065,657         809,188
                                                              ---------         ---------       ---------         -------
Net realized gain (loss) on investments                         814,917           217,771        (103,563)        105,005
Net change in unrealized appreciation or
depreciation of investments                                 106,946,649        (4,083,206)     (6,799,334)     27,931,296
                                                            -----------        ----------      ----------      ----------
Net gain (loss) on investments                              107,761,566        (3,865,435)     (6,902,897)     28,036,301
                                                            -----------        ----------      ----------      ----------
Net increase (decrease) in net assets
resulting from operations                                 $ 110,492,717       $ 4,052,438     $ 2,734,237    $ 44,581,680
                                                          =============       ===========     ===========    ============



Investment income                                                 HY               HG              HV
Dividend income from mutual funds and portfolios            $ 4,497,601       $ 3,708,762    $ 27,538,363
Mortality and expense risk fee                                1,029,721         7,273,813       3,148,357
                                                              ---------         ---------       ---------
Investment income (loss) - net                                3,467,880        (3,565,051)     24,390,006
                                                              ---------        ----------      ----------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                             291,570           454,921       3,342,836
Cost of investments sold                                        288,505           392,343       3,642,843
                                                                -------           -------       ---------
Net realized gain (loss) on investments                           3,065            62,578        (300,007)
Net change in unrealized appreciation or
depreciation of investments                                   1,938,695       155,166,807     (42,593,554)
                                                              ---------       -----------     -----------
Net gain (loss) on investments                                1,941,760       155,229,385     (42,893,561)
                                                              ---------       -----------     -----------
Net increase (decrease) in net assets
resulting from operations                                   $ 5,409,640      $151,664,334   $ (18,503,555)
                                                            ===========      ============   =============

See accompanying notes to financial statements.



IDS Life Variable Account 10

Statements of Operations (continued)                                                       Year ended Dec. 31, 1998

                                                                             Segregated Asset Subaccount

Investment income                                                HI             HD             HM              HS
Dividend income from mutual funds and portfolios           $ 2,360,221    $37,676,839     $ 8,706,271   $ 16,338,627
Mortality and expense risk fee                               2,105,835      3,481,153       2,181,111      2,705,962
                                                             ---------      ---------       ---------      ---------
Investment income (loss) - net                                 254,386     34,195,686       6,525,160     13,632,665
                                                               -------     ----------       ---------     ----------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                            280,807        129,976      58,429,430      2,547,827
Cost of investments sold                                       266,699        142,096      58,428,826      2,613,677
                                                               -------        -------      ----------      ---------
Net realized gain (loss) on investments                         14,108        (12,120)            604        (65,850)
Net change in unrealized appreciation or
depreciation of investments                                 19,222,386      4,466,252            (767)   (13,504,722)
                                                            ----------      ---------            ----    -----------
Net gain (loss) on investments                              19,236,494      4,454,132            (163)   (13,570,572)
                                                            ----------      ---------            ----    -----------
Net increase (decrease) in net assets
resulting from operations                                 $ 19,490,880    $38,649,818     $ 6,524,997       $ 62,093
                                                          ============    ===========     ===========       ========



                                                                                                             Combined
                                                                                                             Variable
Investment income                                                HN              HK             HT            Account
Dividend income from mutual funds and portfolios           $ 5,451,349    $ 3,453,191             $ -   $ 158,289,611
Mortality and expense risk fee                               5,362,412      1,768,851       3,421,402      44,205,467
                                                             ---------      ---------       ---------      ----------
Investment income (loss) - net                                  88,937      1,684,340      (3,421,402)    114,084,144
                                                                ------      ---------      ----------     -----------

Realized and unrealized gain (loss) on investments - net
Realized gain (loss) on sales of investments
in mutual funds and portfolios:
Proceeds from sales                                          4,886,459      2,306,205       3,629,531      85,974,848
Cost of investments sold                                     4,136,937      3,764,651       3,486,580      85,804,313
                                                             ---------      ---------       ---------      ----------
Net realized gain (loss) on investments                        749,522     (1,458,446)        142,951         170,535
Net change in unrealized appreciation or
depreciation of investments                                 94,987,493    (35,408,923)     (5,321,324)    302,947,748
                                                            ----------    -----------      ----------     -----------
Net gain (loss) on investments                              95,737,015    (36,867,369)     (5,178,373)    303,118,283
                                                            ----------    -----------      ----------     -----------
Net increase (decrease) in net assets
resulting from operations                                  $95,825,952  $ (35,183,029)   $ (8,599,775)  $ 417,202,427
                                                           ===========  =============    ============   =============

See accompanying notes to financial statements.



IDS Life Variable Account 10

Statements of Changes in Net Assets                                                           Year ended Dec. 31, 1998
                                                                              Segregated Asset Subaccount

Operations                                                    HW               HP               HA              HC
Investment income (loss) - net                           $ 2,731,151       $ 7,917,873     $ 9,637,134    $ 16,545,379
Net realized gain (loss) on investments                      814,917           217,771        (103,563)        105,005
Net change in unrealized appreciation or
depreciation of investments                              106,946,649        (4,083,206)     (6,799,334)     27,931,296
                                                         -----------        ----------      ----------      ----------
Net increase (decrease) in net assets
resulting from operations                                110,492,717         4,052,438       2,734,237      44,581,680
                                                         ===========         =========       =========      ==========

Contract transactions
Contract purchase payments                               123,939,690        48,121,810      32,685,796      52,543,771
Net transfers*                                            86,082,640        36,909,327      17,345,941      23,346,374
Transfers for policy loans                                   111,010            46,841          59,973          63,727
Annuity payments                                             (50,401)          (12,715)        (43,889)        (60,822)
Contract charges                                            (323,168)          (91,620)       (144,973)       (154,893)
Contract terminations:
Surrender benefits                                       (10,197,704)       (3,476,722)     (4,627,597)     (6,320,204)
Death benefits                                            (2,197,204)         (597,859)       (575,870)     (1,020,075)
                                                          ----------          --------        --------      ----------
Increase (decrease) from contract transactions           197,364,863        80,899,062      44,699,381      68,397,878
                                                         -----------        ----------      ----------      ----------
Net assets at beginning of year                          298,942,038       105,428,839     137,345,612     155,670,021
                                                         -----------       -----------     -----------     -----------
Net assets at end of year                              $ 606,799,618     $ 190,380,339   $ 184,779,230   $ 268,649,579
                                                       =============     =============   =============   =============

Accumulation unit activity
Units outstanding at beginning of year                   214,549,068        75,956,936     112,555,811     122,749,028
Contracts purchase payments                               82,462,406        33,765,099      27,116,042      38,609,955
Net transfers*                                            57,138,298        25,818,119      14,261,212      17,156,637
Transfers for policy loans                                    73,078            33,226          50,054          46,457
Contract charges                                            (217,283)          (65,452)       (121,200)       (113,517)
Contract terminations:
Surrender benefits                                        (7,234,586)       (2,556,412)     (4,044,285)     (5,187,855)
Death benefits                                            (1,479,572)         (419,364)       (546,776)       (810,156)
                                                          ----------          --------        --------        --------
Units outstanding at end of year                         345,291,409       132,532,152     149,270,858     172,450,549
                                                         ===========       ===========     ===========     ===========



Operations                                                     HY               HG              HV
Investment income (loss) - net                           $ 3,467,880      $ (3,565,051)   $ 24,390,006
Net realized gain (loss) on investments                        3,065            62,578        (300,007)
Net change in unrealized appreciation or
depreciation of investments                                1,938,695       155,166,807     (42,593,554)
                                                           ---------       -----------     -----------
Net increase (decrease) in net assets
resulting from operations                                  5,409,640       151,664,334     (18,503,555)
                                                           =========       ===========     ===========

Contract transactions
Contract purchase payments                                18,186,606       169,845,847     115,181,329
Net transfers*                                            12,886,080       119,858,148       7,401,837
Transfers for policy loans                                     6,439           213,884          28,056
Annuity payments                                              (9,655)         (172,358)        (41,702)
Contract charges                                             (24,187)         (518,824)        (62,632)
Contract terminations:
Surrender benefits                                        (1,519,807)      (14,776,429)     (4,391,814)
Death benefits                                              (392,379)       (2,703,977)     (1,280,264)
                                                            --------        ----------      ----------
Increase (decrease) from contract transactions            29,133,097       271,746,291     116,834,810
                                                          ----------       -----------     -----------
Net assets at beginning of year                           64,753,886       402,697,865     188,136,828
                                                          ----------       -----------     -----------
Net assets at end of year                               $ 99,296,623      $826,108,490   $ 286,468,083
                                                        ============      ============   =============

Accumulation unit activity
Units outstanding at beginning of year                    58,925,382       295,452,068     160,046,402
Contracts purchase payments                               16,215,273       114,091,290      97,757,844
Net transfers*                                            11,398,713        80,342,552       6,032,839
Transfers for policy loans                                     5,672           145,243          24,519
Contract charges                                             (25,155)         (351,399)        (58,078)
Contract terminations:
Surrender benefits                                        (1,493,299)     (10,988,528)      (4,650,808)
Death benefits                                              (386,182)      (1,956,270)      (1,162,830)
                                                            --------       ----------       ----------
Units outstanding at end of year                          84,640,404      476,734,956      257,989,888
                                                          ==========      ===========      ===========

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account. See accompanying notes to financial statements.



IDS Life Variable Account 10

Statements of Changes in Net Assets (continued)                                         Year ended Dec. 31, 1998

                                                                      Segregated Asset Subaccount

Operations                                                   HI             HD             HM              HS
Investment income (loss) - net                           $ 254,386    $34,195,686     $ 6,525,160     $ 13,632,665
Net realized gain (loss) on investments                     14,108        (12,120)            604          (65,850)
Net change in unrealized appreciation or
depreciation of investments                             19,222,386      4,466,252            (767)     (13,504,722)
                                                        ----------      ---------            ----      -----------
Net increase (decrease) in net assets
resulting from operations                               19,490,880     38,649,818       6,524,997           62,093
                                                        ==========     ==========       =========           ======

Contract transactions
Contract purchase payments                              38,038,960     93,036,473     277,332,112      141,739,981
Net transfers*                                          30,900,810     44,503,008    (205,977,743)     (26,031,275)
Transfers for policy loans                                  38,817        109,930          91,349           38,172
Annuity payments                                           (33,870)      (105,691)         (4,467)         (63,131)
Contract charges                                          (109,517)      (213,355)        (33,892)         (60,305)
Contract terminations:
Surrender benefits                                      (4,523,690)    (7,300,886)     (5,501,546)      (4,643,873)
Death benefits                                            (881,719)    (1,887,925)     (1,537,083)      (1,932,804)
                                                          --------     ----------      ----------       ----------
Increase (decrease) from contract transactions          63,429,791    128,141,554      64,368,730      109,046,765
                                                        ----------    -----------      ----------      -----------
Net assets at beginning of year                        124,531,880    200,031,814     160,971,770      165,908,767
                                                       -----------    -----------     -----------      -----------
Net assets at end of year                             $207,452,551   $366,823,186    $231,865,497    $ 275,017,625
                                                      ============   ============    ============    =============

Accumulation unit activity
Units outstanding at beginning of year                 115,579,437    150,987,102     150,354,200      146,644,987
Contracts purchase payments                             31,974,652     66,615,848     255,031,035      124,949,121
Net transfers*                                          25,565,411     31,741,872    (189,050,290)     (22,832,745)
Transfers for policy loans                                  26,196         77,761          83,239           33,736
Contract charges                                           (91,345)      (153,184)        (32,221)         (53,124)
Contract terminations:
Surrender benefits                                      (4,116,218)    (6,260,093)     (6,296,905)      (5,175,280)
Death benefits                                            (764,938)    (1,458,230)     (1,467,455)      (1,766,958)
                                                          --------     ----------      ----------       ----------
Units outstanding at end of year                       168,173,195    241,551,076     208,621,603      241,799,737
                                                       ===========    ===========     ===========      ===========

                                                                                                          Combined
                                                                                                          Variable
Operations                                                 HN              HK             HT               Account
Investment income (loss) - net                            $ 88,937    $ 1,684,340    $ (3,421,402)   $ 114,084,144
Net realized gain (loss) on investments                    749,522     (1,458,446)        142,951          170,535
Net change in unrealized appreciation or
depreciation of investments                             94,987,493    (35,408,923)     (5,321,324)     302,947,748
                                                        ----------    -----------      ----------      -----------
Net increase (decrease) in net assets
resulting from operations                               95,825,952    (35,183,029)     (8,599,775)     417,202,427
                                                        ==========    ===========      ==========      ===========

Contract transactions
Contract purchase payments                              99,929,708     38,412,362      67,745,794    1,316,740,239
Net transfers*                                          53,542,070     20,760,500      53,940,657      275,468,374
Transfers for policy loans                                 141,133         70,275          73,813        1,093,419
Annuity payments                                           (58,111)        (7,681)        (17,208)        (681,701)
Contract charges                                          (403,814)      (131,754)       (197,688)      (2,470,622)
Contract terminations:
Surrender benefits                                     (12,134,114)    (3,711,885)     (6,908,359)     (90,034,630)
Death benefits                                          (1,672,012)      (680,856)     (1,118,776)     (18,478,803)
                                                        ----------       --------      ----------      -----------
Increase (decrease) from contract transactions         139,344,860     54,710,961     113,518,233    1,481,636,276
                                                       -----------     ----------     -----------    -------------
Net assets at beginning of year                        331,478,354    136,661,783     228,370,360    2,700,929,817
                                                       -----------    -----------     -----------    -------------
Net assets at end of year                            $ 566,649,166   $156,189,715   $ 333,288,818  $ 4,599,768,520
                                                     =============   ============   =============  ===============

Accumulation unit activity
Units outstanding at beginning of year                 266,067,508    209,358,338     183,718,637
Contracts purchase payments                             75,105,119     70,662,110      57,725,249
Net transfers*                                          39,992,969     35,129,857      45,315,922
Transfers for policy loans                                 107,021        132,918          65,378
Contract charges                                          (305,871)      (253,713)       (171,993)
Contract terminations:
Surrender benefits                                      (9,356,349)    (7,269,237)     (6,193,579)
Death benefits                                          (1,274,138)    (1,304,245)       (984,714)
                                                        ----------     ----------        --------
Units outstanding at end of year                       370,336,259    306,456,028     279,474,900
                                                       -----------    -----------     -----------

*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account. See accompanying notes to financial statements.


IDS Life Variable Account 10

Statements of Changes in Net Assets                                                   Year ended Dec. 31, 1997

                                                                     Segregated Asset Subaccount

Operations                                                 HW              HP              HA            HC
Investment income (loss) - net                      $ (1,922,361)     $ (246,833)   $ 10,214,259   $ 2,506,848
Net realized gain (loss) on investments                  281,213          75,711           7,638         9,376
Net change in unrealized appreciation or
depreciation of investments                           34,663,516      12,434,801       2,091,485    20,416,760
                                                      ----------      ----------       ---------    ----------
Net increase (decrease) in net assets
resulting from operations                             33,022,368      12,263,679      12,313,382    22,932,984
                                                      ==========      ==========      ==========    ==========

Contract transactions
Contract purchase payments                           104,217,902      38,673,232      35,621,085    36,931,780
Net transfers*                                        83,017,986      33,214,737      30,159,841    23,406,717
Transfers for policy loans                                49,444           9,072          36,999        26,922
Annuity payments                                         (25,231)         (7,415)        (17,548)      (16,018)
Contract charges                                        (126,211)        (30,725)        (99,490)     (112,558)
Contract terminations:
Surrender benefits                                    (2,338,296)       (468,765)     (1,762,063)   (2,207,550)
Death benefits                                          (666,084)       (128,390)       (629,417)     (663,208)
                                                        --------        --------        --------      --------
Increase (decrease) from contract transactions       184,129,510      71,261,746      63,309,407    57,366,085
                                                     -----------      ----------      ----------    ----------
Net assets at beginning of year                       81,790,160      21,903,414      61,722,823    75,370,952
                                                      ----------      ----------      ----------    ----------
Net assets at end of year                           $298,942,038   $ 105,428,839    $137,345,612  $155,670,021
                                                    ============   =============    ============  ============

Accumulation unit activity
Units outstanding at beginning of year                72,802,697      19,657,041      56,317,608    72,833,032
Contract purchase payments                            80,165,471      30,615,557      31,643,209    31,938,729
Net transfers*                                        63,975,812      26,239,471      26,922,056    20,532,788
Transfers for policy loans                                37,475           7,391          31,877        22,712
Contract charges                                         (96,137)        (23,330)        (88,979)      (99,740)
Contract terminations:
Surrender benefits                                    (1,788,770)       (415,779)     (1,691,371)   (1,872,725)
Death benefits                                          (547,480)       (123,415)       (578,589)     (605,768)
                                                        --------        --------        --------      --------
Units outstanding at end of year                     214,549,068      75,956,936     112,555,811   122,749,028
                                                     ===========      ==========     ===========   ===========


Operations                                                HY             HG             HV
Investment income (loss) - net                        $1,690,953      $ (945,885)   $ 9,604,508
Net realized gain (loss) on investments                      817          49,963         43,397
Net change in unrealized appreciation or
depreciation of investments                                9,717      46,438,001      3,291,337
                                                           -----      ----------      ---------
Net increase (decrease) in net assets
resulting from operations                              1,701,487      45,542,079     12,939,242
                                                       =========      ==========     ==========

Contract transactions
Contract purchase payments                            23,206,919     141,846,009    105,160,412
Net transfers*                                        17,980,115     118,536,433     14,653,385
Transfers for policy loans                                 2,140          41,791         10,414
Annuity payments                                          (5,556)        (62,857)       (14,613)
Contract charges                                         (10,828)       (192,518)       (23,250)
Contract terminations:
Surrender benefits                                      (443,740)     (3,726,731)    (1,450,110)
Death benefits                                          (203,481)     (1,341,632)      (937,278)
                                                        --------      ----------       --------
Increase (decrease) from contract transactions        40,525,569     255,100,495    117,398,960
                                                      ----------     -----------    -----------
Net assets at beginning of year                       22,526,830     102,055,291     57,798,626
                                                      ----------     -----------     ----------
Net assets at end of year                            $64,753,886   $ 402,697,865   $188,136,828
                                                     ===========   =============   ============

Accumulation unit activity
Units outstanding at beginning of year                21,035,193      91,977,207     55,065,097
Contract purchase payments                            21,716,856     113,356,561     94,089,132
Net transfers*                                        16,840,943      94,614,500     13,150,929
Transfers for policy loans                                 1,982          32,323          9,225
Contract charges                                         (10,045)       (148,365)       (20,444)
Contract terminations:
Surrender benefits                                      (441,808)     (3,262,778)    (1,362,132)
Death benefits                                          (217,739)     (1,117,380)      (885,405)
                                                        --------      ----------       --------
Units outstanding at end of year                      58,925,382     295,452,068    160,046,402
                                                      ==========     ===========    ===========
*Includes  transfer activity from (to) other subaccounts and transfers from (to)
IDS Life's fixed account. See accompanying notes to financial statements.



IDS Life Variable Account 10

Statements of Changes in Net Assets (continued)                                     Year ended Dec. 31, 1997

                                                                       Segregated Asset Subaccount
Operations                                                 HI            HD             HM            HS
Investment income (loss) - net                       $ 2,722,928  $ 15,982,775    $ 5,720,875     $10,858,521
Net realized gain (loss) on investments                    5,989         7,744         (2,694)         72,881
Net change in unrealized appreciation or
depreciation of investments                           (3,027,897)    2,794,924          2,432      (1,612,428)
                                                      ----------     ---------          -----      ----------
Net increase (decrease) in net assets
resulting from operations                               (298,980)   18,785,443      5,720,613       9,318,974
                                                        ========    ==========      =========       =========

Contract transactions
Contract purchase payments                            38,880,699    82,774,910    266,965,682      98,768,294
Net transfers*                                        31,636,834    44,435,585   (223,861,762)    (30,665,504)
Transfers for policy loans                                10,579        33,010         41,060          21,113
Annuity payments                                         (14,311)      (27,899)          (253)         (4,791)
Contract charges                                         (70,587)      (86,857)       (18,947)        (35,668)
Contract terminations:
Surrender benefits                                    (1,366,489)   (2,077,407)    (2,045,021)     (1,535,542)
Death benefits                                          (469,896)     (904,888)      (568,930)       (988,185)
                                                        --------      --------       --------        --------
Increase (decrease) from contract transactions        68,606,829   124,146,454     40,511,829      65,559,717
                                                      ----------   -----------     ----------      ----------
Net assets at beginning of year                       56,224,031    57,099,917    114,739,328      91,030,076
                                                      ----------    ----------    -----------      ----------
Net assets at end of year                           $124,531,880  $200,031,814   $160,971,770    $165,908,767
                                                    ============  ============   ============    ============

Accumulation unit activity
Units outstanding at beginning of year                52,954,574    50,902,429    111,372,433      86,466,532
Contract purchase payments                            35,623,923    66,947,805    254,524,237      90,741,395
Net transfers*                                        28,832,710    35,916,564   (212,984,080)    (28,244,963)
Transfers for policy loans                                 9,693        26,304         39,395          19,371
Contract charges                                         (64,451)      (70,688)       (18,325)        (33,008)
Contract terminations:
Surrender benefits                                    (1,324,463)   (1,719,830)    (2,037,904)     (1,322,029)
Death benefits                                          (452,549)   (1,015,482)      (541,556)       (982,311)
                                                        --------    ----------       --------        --------
Units outstanding at end of year                     115,579,437   150,987,102    150,354,200     146,644,987
                                                     ===========   ===========    ===========     ===========

                                                                                                     Combined
                                                                                                     Variable
Operations                                                 HN            HK             HT            Account
Investment income (loss) - net                       $(2,808,952)   $ (908,829)  $ (1,773,501)   $ 50,695,306
Net realized gain (loss) on investments                  192,478       (66,317)       114,036         792,232
Net change in unrealized appreciation or
depreciation of investments                           49,093,786   (56,349,117)    25,515,684     135,763,001
                                                      ----------   -----------     ----------     -----------
Net increase (decrease) in net assets
resulting from operations                             46,477,312   (57,324,263)    23,856,219     187,250,539
                                                      ==========   ===========     ==========     ===========

Contract transactions
Contract purchase payments                            93,322,119    70,158,881     70,302,582   1,206,830,506
Net transfers*                                        73,894,714    56,165,618     68,184,509     340,759,208
Transfers for policy loans                                51,521        21,166         20,449         375,680
Annuity payments                                         (30,488)       (8,943)       (11,662)       (247,585)
Contract charges                                        (243,638)      (96,612)      (102,333)     (1,250,222)
Contract terminations:                                                                                      -
Surrender benefits                                    (3,663,428)   (1,618,569)    (1,733,708)    (26,437,419)
Death benefits                                          (812,802)     (356,668)      (448,274)     (9,119,133)
                                                        --------      --------       --------      ----------
Increase (decrease) from contract transactions       162,517,998   124,264,873    136,211,563   1,510,911,035
                                                     -----------   -----------    -----------   -------------
Net assets at beginning of year                      122,483,044    69,721,173     68,302,578   1,002,768,243
                                                     -----------    ----------     ----------   -------------
Net assets at end of year                           $331,478,354  $136,661,783   $228,370,360  $2,700,929,817
                                                    ============  ============   ============  ==============

Accumulation unit activity
Units outstanding at beginning of year               119,724,152    74,609,737     62,742,823
Contract purchase payments                            83,991,897    76,017,307     62,598,014
Net transfers*                                        66,634,360    61,007,888     60,399,312
Transfers for policy loans                                45,419        25,293         18,059
Contract charges                                        (214,254)     (107,087)       (89,015)
Contract terminations:
Surrender benefits                                    (3,338,632)   (1,773,288)    (1,536,543)
Death benefits                                          (775,434)     (421,512)      (414,013)
                                                        --------      --------       --------
Units outstanding at end of year                     266,067,508   209,358,338    183,718,637
                                                     ===========   ===========    ===========

*Includes transfer activity from (to) other subaccounts and transfers (from) to IDS Life for conversion from (to) fixed account. See accompanying notes to financial statements.



IDS Life Variable Account 10

Notes to Financial Statements

1. Organization

IDS Life Variable Account 10 (the Account) was established under Minnesota law on Aug. 23, 1995 as a segregated asset account of IDS Life Insurance Company
(IDS Life). The Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the 1940 Act). Operations of the
Account commenced on March 5, 1996.

The Account is comprised of various subaccounts. Each subaccount invests exclusively in shares of the following funds or portfolios (collectively, the Funds), which are registered under the 1940 Act as diversified (non-diversified for Global Yield and Warburg Pincus Trust/Small Company Growth Portfolio), open-end management investment companies and have the following investment managers.

Subaccount       Invests exclusively in shares of                      Investment Manager
HW               AIM V.I. Growth and Income Fund                       AIM Advisors Inc.
HP               American Century VP Value Fund                        American Century Investment Management, Inc.
HA               IDS Life Aggressive Growth Fund                       IDS Life Insurance Company 1
HC               IDS Life Capital Resource Fund                        IDS Life Insurance Company 1
HY               IDS Life Global Yield Fund                            IDS Life Insurance Company 1
HG               IDS Life Growth Dimensions Fund                       IDS Life Insurance Company 1
HV               IDS Life Income Advantage Fund                        IDS Life Insurance Company 1
HI               IDS Life International Equity Fund                    IDS Life Insurance Company 2
HD               IDS Life Managed Fund                                 IDS Life Insurance Company 1
HM               IDS Life Moneyshare Fund                              IDS Life Insurance Company 1
HS               IDS Life Special Income Fund                          IDS Life Insurance Company 1
HN               Putnam VT New Opportunities Fund                      Putnam Investment Management, Inc.
HK               Templeton Developing Markets Fund: Class 1            Templeton Asset Management Ltd.
HT               Warburg Pincus Trust/Small Company Growth Portfolio   Warburg Pincus Counselors, Inc.

1  American Express Financial Corporation (AEFC) is the investment advisor.
2  AEFC  is  the  investment   advisor.   American   Express  Asset   Management
   International Inc. is the sub-investment advisor.

The assets of each subaccount of the Account are not chargeable with liabilities arising out of the business conducted by any other segregated asset account or by IDS Life.

IDS Life serves as issuer of the contract.

2. Summary of Significant Accounting Policies

Investments in the Funds

Investments in shares of the Funds are stated at market value which is the net asset value per share as determined by the respective Funds. Investment transactions are accounted for on the date the shares are purchased and sold. The cost of investments sold and redeemed is determined on the average cost method. Dividend distributions received from the Funds are reinvested in additional shares of the Funds and are recorded as income by the subaccounts on the ex-dividend date.

Unrealized appreciation or depreciation of investments in the accompanying financial statements represents the subaccounts' share of the Funds' undistributed net investment income, undistributed realized gain or loss and the unrealized appreciation or depreciation on their investment securities.

Use of Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal Income Taxes

IDS Life is taxed as a life insurance company. The Account is treated as part of IDS Life for federal income tax purposes. Under existing federal income tax law, no income taxes are payable with respect to any investment income of the Account.

3. Mortality and Expense Risk Fee

IDS Life makes contractual assurances to the Account that possible future adverse changes in administrative expenses and mortality experience of the contract owners and annuitants will not affect the Account. The mortality and expense risk fee paid to IDS Life is computed daily and is equal, on an annual basis, to 1.25% of the average daily net assets of the subaccounts.

4. Contract Administrative Charges

An annual charge of $30 is deducted from the contract value of each Flexible Portfolio Annuity contract. The annual charges are deducted on each contract anniversary for administrative services provided to the Account by IDS Life. The deduction is allocated to the subaccounts on a pro-rata basis. If the contract value or total purchase payments (less any payments surrendered) equals or exceeds $25,000 on the contract anniversary, the charge is waived. The charge cannot be increased and does not apply after annuity payouts begin.

5. Surrender Charge

There are surrender charges for all purchase payments surrendered in the first eight contract years. Charges by IDS Life for surrenders are not identified on an individual segregated asset account basis. Charges for all segregated asset accounts amounted to $17,936,810 in 1998 and $14,502,145 in 1997. Such charges are not treated as a separate expense of the subaccounts or account. They are ultimately deducted from contract surrender benefits paid by IDS Life.

6. Investment in Shares

The subaccounts' investment in shares of the Funds as of Dec. 31, 1998 were as follows:

Subaccount        Investment                                                           Shares         NAV
HW                AIM V.I. Growth and Income Fund                                    25,576,087     $23.75
HP                American Century VP Value                                          28,317,974       6.73
HA                IDS Life Aggressive Growth Fund                                    12,050,644      15.33
HC                IDS Life Capital Resource Fund                                      8,227,177      32.65
HY                IDS Life Global Yield Fund                                          9,346,971      10.62
HG                IDS Life Growth Dimensions Fund                                    47,165,682      17.52
HV                IDS Life Income Advantage Fund                                     32,148,544       8.91
HI                IDS Life International Equity Fund                                 13,317,722      15.58
HD                IDS Life Managed Fund                                              19,806,769      18.52
HM                IDS Life Moneyshare Fund                                          231,885,187       1.00
HS                IDS Life Special Income Fund                                       24,761,414      11.11
HN                Putnam VT New Opportunities Fund                                   21,766,758      26.06
HK                Templeton Developing Markets Fund: Class 1                         30,478,409       5.13
HT                Warburg Pincus Trust/Small Company Growth Portfolio                20,839,350      16.01


7. Investment Transactions

The  subaccounts'  purchases of the Funds'  shares,  including  reinvestment  of dividend distributions, were as follows:
                                                                                       Year ended Dec. 31,
Subaccount        Investment                                                             1998              1997
HW                AIM V.I. Growth and Income Fund                                $   205,598,725    $   184,510,639
HP                American Century VP Value                                           91,506,163         71,752,784
HA                IDS Life Aggressive Growth Fund                                     55,145,762         73,719,919
HC                IDS Life Capital Resource Fund                                      85,684,366         60,566,501
HY                IDS Life Global Yield Fund                                          32,892,547         42,325,350
HG                IDS Life Growth Dimensions Fund                                    268,194,423        254,947,774
HV                IDS Life Income Advantage Fund                                     144,567,652        128,093,723
HI                IDS Life International Equity Fund                                  63,826,337         72,015,482
HD                IDS Life Managed Fund                                              162,247,869        140,405,506
HM                IDS Life Moneyshare Fund                                           129,323,320        118,005,771
HS                IDS Life Special Income Fund                                       125,227,257         80,832,122
HN                Putnam VT New Opportunities Fund                                   144,547,340        162,573,266
HK                Templeton Developing Markets Fund: Class 1                          58,716,259        124,894,806
HT                Warburg Pincus Trust/Small Company Growth Portfolio                113,825,345        136,357,949
                  Combined Variable Account                                       $1,681,303,365     $1,651,001,592


8. Year 2000 Issue (unaudited)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of IDS Life and the Account. IDS Life and the Account have no computer systems of their own but are dependent upon the systems of AEFC and certain other third parties.

A comprehensive review of AEFC's computer systems and business processes has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was Dec. 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999. The Year 2000 readiness of unaffiliated investment managers and other third parties whose system failures could have an impact on IDS Life's and the Account's operations continues to be evaluated. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential Year 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

IDS LIFE FINANCIAL INFORMATION
-----------------------------------------------------------------

The financial statements shown below are those of the insurance company and not those of any other entity. They are included for the purpose of informing the investor as to the financial condition of the insurance company and its ability to carry out its obligations under its variable contracts.

IDS LIFE INSURANCE COMPANY
-----------------------------------------------------------------

CONSOLIDATED BALANCE SHEETS                                        DEC. 31, 1998    DEC. 31, 1997
ASSETS                                                        ($ thousands, except share amounts)
-------------------------------------------------------------------------------------------------
Investments:
Fixed maturities:
Held to maturity, at amortized cost (fair value: 1998,
$8,420,035; 1997, $9,743,410)....................................  $  7,964,114     $  9,315,450
Available for sale, at fair value (amortized cost: 1998,
$13,344,949; 1997, $12,515,030)..................................    13,613,139       12,876,694
Mortgage loans on real estate....................................     3,505,458        3,618,647
Policy loans.....................................................       525,431          498,874
Other investments................................................       366,604          318,591
-------------------------------------------------------------------------------------------------
Total investments................................................    25,974,746       26,628,256
-------------------------------------------------------------------------------------------------
Cash and cash equivalents........................................        22,453           19,686
Amounts recoverable from reinsurers..............................       262,260          205,716
Amounts due from brokers.........................................           327            8,400
Other accounts receivable........................................        47,963           37,895
Accrued investment income........................................       366,574          357,390
Deferred policy acquisition costs................................     2,496,352        2,479,577
Other assets.....................................................        30,487           22,700
Separate account assets..........................................    27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total assets.....................................................  $ 56,550,563     $ 52,974,124
-------------------------------------------------------------------------------------------------

LIABILITIES AND STOCKHOLDER'S EQUITY
-------------------------------------------------------------------------------------------------
Liabilities:
Future policy benefits:
Fixed annuities..................................................  $  21,172,303    $  22,009,747
Universal life-type insurance....................................      3,343,671        3,280,489
Traditional life insurance.......................................        225,306          213,676
Disability income and long-term care insurance...................        660,320          533,124
Policy claims and other policyholders' funds.....................         70,309           68,345
Deferred income taxes, net.......................................         16,930           61,582
Amounts due to brokers...........................................        195,406          381,458
Other liabilities................................................        410,285          345,383
Separate account liabilities.....................................     27,349,401       23,214,504
-------------------------------------------------------------------------------------------------
Total liabilities................................................     53,443,931       50,108,308
-------------------------------------------------------------------------------------------------
Stockholder's equity:
Capital stock, $30 par value per share; 100,000 shares
authorized, issued and outstanding...............................          3,000            3,000
Additional paid-in capital.......................................        288,327          290,847
Accumulated other comprehensive income, net of tax:
Net unrealized securities gains..................................        169,584          226,359
Retained earnings................................................      2,645,721        2,345,610
-------------------------------------------------------------------------------------------------
Total stockholder's equity.......................................      3,106,632        2,865,816
-------------------------------------------------------------------------------------------------
Total liabilities and stockholder's equity.......................  $  56,550,563    $  52,974,124
-------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997            1996
CONSOLIDATED STATEMENTS OF INCOME                                               ($ thousands)
------------------------------------------------------------------------------------------------------------
Revenues:
Premiums:
Traditional life insurance.......................................  $   53,132       $   52,473    $   51,403
Disability income and long-term care insurance...................     176,298          154,021       131,518
------------------------------------------------------------------------------------------------------------
Total premiums...................................................     229,430          206,494       182,921
------------------------------------------------------------------------------------------------------------
Policyholder and contractholder charges..........................     383,965          341,726       302,999
Management and other fees........................................     401,057          340,892       271,342
Net investment income............................................   1,986,485        1,988,389     1,965,362
Net realized gain (loss) on investments..........................       6,902              860          (159)
------------------------------------------------------------------------------------------------------------
Total revenues...................................................   3,007,839        2,878,361     2,722,465
------------------------------------------------------------------------------------------------------------
Benefits and expenses:
Death and other benefits:
Traditional life insurance.......................................      29,835           28,951        26,919
Universal life-type insurance and investment contracts...........     108,349           92,814        85,017
Disability income and long-term care insurance...................      27,414           22,333        19,185
Increase in liabilities for future policy benefits:
Traditional life insurance.......................................       6,052            3,946         1,859
Disability income and long-term care insurance...................      73,305           63,631        57,230
Interest credited on universal life-type insurance and investment
contracts........................................................   1,317,124        1,386,448     1,370,468
Amortization of deferred policy acquisition costs................     382,642          322,731       278,605
Other insurance and operating expenses...........................     287,326          276,596       261,468
------------------------------------------------------------------------------------------------------------
Total benefits and expenses......................................   2,232,047        2,197,450     2,100,751
------------------------------------------------------------------------------------------------------------
Income before income taxes.......................................     775,792          680,911       621,714
Income taxes.....................................................     235,681          206,664       207,138
------------------------------------------------------------------------------------------------------------
Net income.......................................................  $  540,111       $  474,247    $  414,576
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                                                                    ACCUMULATED
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY                                                       OTHER
                                                               TOTAL                  ADDITIONAL    COMPREHENSIVE
                                                            STOCKHOLDER'S CAPITAL      PAID-IN       INCOME,      RETAINED
THREE YEARS ENDED DEC. 31, 1998 ($ thousands)                 EQUITY       STOCK       CAPITAL      NET OF TAX    EARNINGS
---------------------------------------------------------------------------------------------------------------------------
Balance, December 31, 1995................................  $2,331,708     $3,000       $278,814    $ 230,129    $1,819,765
Comprehensive income:
Net income................................................     414,576         --             --           --       414,576
Unrealized holding losses arising during the year, net of
deferred policy acquisition costs of $10,325 and taxes of
$82,982...................................................    (154,111)        --             --     (154,111)           --
Reclassification adjustment for losses included in net
income, net of tax of $(5,429)............................      10,084         --             --       10,084            --
                                                            -----------                             ----------
Other comprehensive loss..................................    (144,027)        --             --     (144,027)           --
                                                            -----------
Comprehensive income......................................     270,549         --             --           --            --
Capital contribution from parent..........................       4,801         --          4,801           --            --
Other changes.............................................       2,022         --             --           --         2,022
Cash dividends to parent..................................    (165,000)        --             --           --      (165,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1996................................   2,444,080      3,000        283,615       86,102     2,071,363
Comprehensive income:
Net income................................................     474,247         --             --           --       474,247
Unrealized holding gains arising during the year, net of
effect on deferred policy acquisition costs of $(7,714)
and taxes of $(75,215)....................................     139,686         --             --      139,686            --
Reclassification adjustment for losses included in net
income, net of tax of $(308)..............................         571         --             --          571            --
                                                            -----------                             ----------
Other comprehensive income................................     140,257         --             --      140,257            --
                                                            -----------
Comprehensive income......................................     614,504         --             --           --            --
Capital contribution from parent..........................       7,232         --          7,232           --            --
Cash dividends to parent..................................    (200,000)        --             --           --      (200,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1997................................   2,865,816      3,000        290,847      226,359     2,345,610
Comprehensive income:
Net income................................................     540,111         --             --           --       540,111
Unrealized holding losses arising during the year, net of
effect on deferred policy acquisition costs of $6,333 and
taxes of $32,826..........................................     (60,964)        --             --      (60,964)           --
Reclassification adjustment for losses included in net
income, net of tax of $(2,254)............................       4,189         --             --        4,189            --
                                                            -----------                             ----------
Other comprehensive loss..................................     (56,775)        --             --      (56,775)           --
                                                            -----------
Comprehensive income......................................     483,336         --             --           --            --
Other changes.............................................      (2,520)        --         (2,520)          --            --
Cash dividends to parent..................................    (240,000)        --             --           --      (240,000)
                                                            ---------------------------------------------------------------
Balance, December 31, 1998................................  $3,106,632     $3,000       $288,327    $ 169,584    $2,645,721
---------------------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

--------------------------------------------------------------------------------

                                                                             YEARS ENDED DEC. 31,
                                                                      1998           1997           1996
CONSOLIDATED STATEMENTS OF CASH FLOWS                                             (thousands)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income.......................................................  $   540,111    $   474,247    $   414,576
Adjustments to reconcile net income to net cash provided by (used
in) operating activities:
Policy loan issuance, excluding universal life-type insurance....      (53,883)       (54,665)       (49,314)
Policy loan repayment, excluding universal life-type insurance...       57,902         46,015         41,179
Change in amounts recoverable from reinsurers....................      (56,544)       (47,994)       (43,335)
Change in other accounts receivable..............................      (10,068)         6,194         (4,981)
Change in accrued investment income..............................       (9,184)       (14,077)         4,695
Change in deferred policy acquisition costs, net.................      (10,443)      (156,486)      (294,755)
Change in liabilities for future policy benefits for traditional
life, disability income and long-term care insurance.............      138,826        112,915         97,479
Change in policy claims and other policyholders' funds...........        1,964        (15,289)        27,311
Change in deferred income tax provision (benefit)................      (19,122)        19,982        (65,609)
Change in other liabilities......................................       64,902         13,305         46,724
Amortization of premium (accretion of discount), net.............        9,170         (5,649)       (23,032)
Net realized (gain) loss on investments..........................       (6,902)          (860)           159
Policyholder and contractholder charges, non-cash................     (172,396)      (160,885)      (154,286)
Other, net.......................................................       10,786          7,161        (10,816)
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) operating activities..............  $   485,119    $   223,914    $   (14,005)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
Fixed maturities held to maturity:
Purchases........................................................  $    (1,020)   $    (1,996)   $   (43,751)
Maturities, sinking fund payments and calls......................    1,162,731        686,503        759,248
Sales............................................................      236,963        236,761        279,506
Fixed maturities available for sale:
Purchases........................................................   (4,100,238)    (3,160,133)    (2,299,198)
Maturities, sinking fund payments and calls......................    2,967,311      1,206,213      1,270,240
Sales............................................................      278,955        457,585        238,905
Other investments, excluding policy loans:
Purchases........................................................     (555,647)      (524,521)      (904,536)
Sales............................................................      579,038        335,765        236,912
Change in amounts due from brokers...............................        8,073          2,647        (11,047)
Change in amounts due to brokers.................................     (186,052)       119,471        140,369
------------------------------------------------------------------------------------------------------------
Net cash provided by (used in) investing activities..............      390,114       (641,705)      (333,352)
------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
Activity related to universal life-type insurance and
investment contracts:
Considerations received..........................................    1,873,624      2,785,758      3,567,586
Surrenders and death benefits....................................   (3,792,612)    (3,736,242)    (4,250,294)
Interest credited to account balances............................    1,317,124      1,386,448      1,370,468
Universal life-type insurance policy loans:
Issuance.........................................................      (97,602)       (84,835)       (86,501)
Repayment........................................................       67,000         54,513         58,753
Capital transaction with parent..................................           --          7,232          4,801
Dividends paid...................................................     (240,000)      (200,000)      (165,000)
------------------------------------------------------------------------------------------------------------
Net cash provided by financing activities........................     (872,466)       212,874        499,813
------------------------------------------------------------------------------------------------------------
Net (decrease) increase in cash and cash equivalents.............        2,767       (204,917)       152,456
Cash and cash equivalents at beginning of year...................       19,686        224,603         72,147
------------------------------------------------------------------------------------------------------------
Cash and cash equivalents at end of year.........................  $    22,453    $    19,686    $   224,603
------------------------------------------------------------------------------------------------------------

See accompanying notes.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS)
-----------------------------------------------------------------
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NATURE OF BUSINESS
IDS Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Minnesota. The Company is a wholly owned subsidiary of American Express Financial Corporation (AEFC), which is a wholly owned subsidiary of American Express Company. The Company serves residents of all states except New York. IDS Life Insurance Company of New York is a wholly owned subsidiary of the Company and serves New York State residents. The Company also wholly owns American Enterprise Life Insurance Company, American Centurion Life Assurance Company, American Partners Life Insurance Company and American Express Corporation.

The Company's principal products are deferred annuities and universal life insurance, which are issued primarily to individuals. It offers single premium and flexible premium deferred annuities on both a fixed and variable dollar basis. Immediate annuities are offered as well. The Company's insurance products include universal life (fixed and variable), whole life, single premium life and term products (including waiver of premium and accidental death benefits). The Company also markets disability income and long-term care insurance.

BASIS OF PRESENTATION
The accompanying consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries. All material intercompany accounts and transactions have been eliminated in consolidation.

The accompanying consolidated financial statements have been prepared in conformity with generally accepted accounting principles which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities (see Note 4).

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

INVESTMENTS
Fixed maturities that the Company has both the positive intent and the ability to hold to maturity are classified as held to maturity and carried at amortized cost. All other fixed maturities and all marketable equity securities are classified as available for sale and carried at fair value. Unrealized gains and losses on securities classified as available for sale are reported as a separate component of other comprehensive income, net of deferred policy acquisition costs and deferred taxes.

Realized investment gain or loss is determined on an identified cost basis.

Prepayments are anticipated on certain investments in mortgage-backed securities in determining the constant effective yield used to recognize interest income. Prepayment estimates are based on information received from brokers who deal in mortgage-backed securities.

Mortgage loans on real estate are carried at amortized cost less reserves for mortgage loan losses. The estimated fair value of the mortgage loans is determined by a discounted cash flow analysis using mortgage interest rates currently offered for mortgages of similar maturities.

Impairment of mortgage loans is measured as the excess of a loan's recorded investment over its present value of expected principal and interest payments discounted at the loan's effective interest rate, or the fair value of collateral. The amount of the impairment is recorded in a reserve for mortgage loan losses. The reserve for mortgage loan losses is maintained at a level that management believes is adequate to absorb estimated losses in the portfolio. The level of the reserve account is determined based on several factors, including historical

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) experience, expected future principal and interest payments, estimated collateral values, and current and anticipated economic and political conditions. Management regularly evaluates the adequacy of the reserve for mortgage loan losses.

The Company generally stops accruing interest on mortgage loans for which interest payments are delinquent more than three months. Based on management's judgment as to the ultimate collectibility of principal, interest payments received are either recognized as income or applied to the recorded investment in the loan.

The cost of interest rate caps and floors is amortized to investment income over the life of the contracts and payments received as a result of these agreements are recorded as investment income when realized. The amortized cost of interest rate caps and floors is included in other investments. Amounts paid or received under interest rate swap agreements are recognized as an adjustment to investment income.

The Company purchases and writes index options to hedge the fee income earned on the management of equity securities in separate accounts and the underlying mutual funds. These index options are carried at market value and are included in other investments or other liabilities, as appropriate. Gains or losses on index options that qualify as hedges are deferred and recognized in management and other fees in the same period as the hedged fee income. Gains or losses on index options that do not qualify as hedges are marked to market through the income statement.

The Company also uses index options to manage the risks related to a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. Purchased options used in conjunction with this product are reported in other investments and written options are included in other liabilities. The amortization of the cost of purchased options, the proceeds of written options and the changes in intrinsic value of the contracts are included in net investment income.

Policy loans are carried at the aggregate of the unpaid loan balances which do not exceed the cash surrender values of the related policies.

When evidence indicates a decline, which is other than temporary, in the underlying value or earning power of individual investments, such investments are written down to the fair value by a charge to income.

STATEMENTS OF CASH FLOWS
The Company considers investments with a maturity at the date of their acquisition of three months or less to be cash equivalents. These securities are carried principally at amortized cost, which approximates fair value.

Supplementary information to the consolidated statements of cash flows for the years ended December 31 is summarized as follows:

                                       1998      1997      1996
-----------------------------------------------------------------
CASH PAID DURING THE YEAR FOR:
Income taxes.......................  $215,003  $174,472  $317,283
Interest on borrowings.............    14,529     8,213     4,119
-----------------------------------------------------------------

RECOGNITION OF PROFITS ON ANNUITY CONTRACTS AND INSURANCE POLICIES
Profits on fixed deferred annuities are recognized by the Company over the lives of the contracts, using primarily the interest method. Profits represent the excess of investment income earned from investment of contract considerations over interest credited to contract owners and other expenses.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
The retrospective deposit method is used in accounting for universal life-type insurance. Under this method, profits are recognized over the lives of the policies in proportion to the estimated gross profits expected to be realized.

Premiums on traditional life, disability income and long-term care insurance policies are recognized as revenue when due, and related benefits and expenses are associated with premium revenue in a manner that results in recognition of profits over the lives of the insurance policies. This association is accomplished by means of the provision for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

Policyholder and contractholder charges include the monthly cost of insurance charges, issue and administrative fees and surrender charges. These charges also include the minimum death benefit guarantee fees received from the variable life insurance separate accounts. Management and other fees include investment management fees from underlying proprietary mutual funds and mortality and expense risk fees received from the variable annuity and variable life insurance separate accounts.

DEFERRED POLICY ACQUISITION COSTS
The costs of acquiring new business, principally sales compensation, policy issue costs, underwriting and certain sales expenses, have been deferred on insurance and annuity contracts. The deferred acquisition costs for most single premium deferred annuities and installment annuities are amortized using primarily the interest method. The costs for universal life-type insurance and certain installment annuities are amortized as a percentage of the estimated gross profits expected to be realized on the policies. For traditional life, disability income and long-term care insurance policies, the costs are amortized over an appropriate period in proportion to premium revenue.

LIABILITIES FOR FUTURE POLICY BENEFITS
Liabilities for universal life-type insurance and deferred annuities are accumulation values.

Liabilities for fixed annuities in a benefit status are based on established industry mortality tables and interest rates ranging from 5% to 9.5%, depending on year of issue.

Liabilities for future benefits on traditional life insurance are based on the net level premium method, using anticipated mortality, policy persistency and interest earning rates. Anticipated mortality rates are based on established industry mortality tables. Anticipated policy persistency rates vary by policy form, issue age and policy duration with persistency on cash value plans generally anticipated to be better than persistency on term insurance plans. Anticipated interest rates range from 4% to 10%, depending on policy form, issue year and policy duration.

Liabilities for future disability income and long-term care policy benefits include both policy reserves and claim reserves. Policy reserves are based on the net level premium method, using anticipated morbidity, mortality, policy persistency and interest earning rates. Anticipated morbidity and mortality rates are based on established industry morbidity and mortality tables. Anticipated policy persistency rates vary by policy form, issue age, policy duration and, for disability income policies, occupation class. Anticipated interest rates for disability income and long-term care policy reserves are 3% to 9.5% at policy issue and grade to ultimate rates of 5% to 7% over 5 to 10 years.

Claim reserves are calculated based on claim continuance tables and anticipated interest earnings. Anticipated claim continuance rates are based on established industry tables. Anticipated interest rates for claim reserves for both disability income and long-term care range from 6% to 8%.

REINSURANCE
The maximum amount of life insurance risk retained by the Company on any one life is $750 of life benefit plus $50 of accidental death benefits. The maximum amount of life insurance risk retained on any joint-life

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) combination is $1,500. The excesses are reinsured with other life insurance companies, primarily on a yearly renewable term basis. Long-term care policies are primarily reinsured on a coinsurance basis. Beginning in 1998, the Company retains all disability income and waiver of premium risk.

FEDERAL INCOME TAXES
The Company's taxable income is included in the consolidated federal income tax return of American Express Company. The Company provides for income taxes on a separate return basis, except that, under an agreement between AEFC and American Express Company, tax benefit is recognized for losses to the extent they can be used on the consolidated tax return. It is the policy of AEFC and its subsidiaries that AEFC will reimburse subsidiaries for all tax benefits.

Included in other liabilities at December 31, 1998 and 1997 are $26,291 payable to and $12,061, receivable from, respectively, AEFC for federal income taxes.

SEPARATE ACCOUNT BUSINESS
The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life insurance contract owners. The Company receives investment management fees from the proprietary mutual funds used as investment options for variable annuities and variable life insurance. The Company receives mortality and expense risk fees from the separate accounts.

The Company makes contractual mortality assurances to the variable annuity contract owners that the net assets of the separate accounts will not be affected by future variations in the actual life expectancy experience of the annuitants and beneficiaries from the mortality assumptions implicit in the annuity contracts. The Company makes periodic fund transfers to, or withdrawals from, the separate account assets for such actuarial adjustments for variable annuities that are in the benefit payment period. The Company also guarantees that the rates at which administrative fees are deducted from contract funds will not exceed contractual maximums.

For variable life insurance, the Company guarantees that the rates at which insurance charges and administrative fees are deducted from contract funds will not exceed contractual maximums. The Company also guarantees that the death benefit will continue payable at the initial level regardless of investment performance so long as minimum premium payments are made.

ACCOUNTING CHANGES
Effective January 1, 1998, the Company adopted SFAS No. 130, "Reporting Comprehensive Income." SFAS No. 130 requires the reporting and display of comprehensive income and its components. Comprehensive income is defined as the aggregate change in stockholder's equity excluding changes in ownership interests. For the Company, it is net income and the unrealized gains or losses on available-for-sale securities, net of the effect on deferred policy acquisition costs, taxes and reclassification adjustment.

In March 1998, the American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 98-1, "Accounting for Costs of Computer Software Developed or Obtained for Internal Use." The SOP, which is effective January 1, 1999, requires the capitalization of certain costs incurred after the date of adoption to develop or obtain software for internal use. Software utilized by the Company is owned by AEFC and will be capitalized by AEFC. As a result, the new rule will not have a material impact on the Company's results of operations or financial condition.

In December 1997, the AICPA issued SOP 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," providing guidance for the timing of recognition of liabilities related to guaranty fund assessments. The Company will adopt the SOP on January 1, 1999. The Company has historically carried a balance

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) in other liabilities on the balance sheet for potential guaranty fund assessment exposure. Adoption of the SOP will not have a material impact on the Company's results of operations or financial condition.

In June 1998, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 133, "Accounting for Derivative Instruments and Hedging Activities," which is effective January 1, 2000. This Statement establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. It requires that an entity recognize all derivatives as either assets or liabilities in the balance sheet and measure those instruments at fair value. The accounting for changes in the fair value of a derivative depends on the intended use of the derivative and the resulting designation. Earlier application of all of the provisions of this Statement is encouraged, but it is permitted only as of the beginning of any fiscal quarter that begins after issuance of the Statement. This Statement cannot be applied retroactively. The ultimate financial impact of the new rule will be measured based on the derivatives in place at adoption and cannot be estimated at this time.

RECLASSIFICATION
Certain 1997 and 1996 amounts have been reclassified to conform to the 1998 presentation.

--------------------------------------------------------------------------------
2. INVESTMENTS

Fair values of investments in fixed maturities represent quoted market prices and estimated values when quoted prices are not available. Estimated values are determined by established procedures involving, among other things, review of market indices, price levels of current offerings of comparable issues, price estimates and market data from independent brokers and financial files.

The amortized cost, gross unrealized gains and losses and fair values of investments in fixed maturities and equity securities at December 31, 1998 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
HELD TO MATURITY                                  COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   39,888     $  4,460      $     --    $     44,348
State and municipal obligations..............       9,683          491            --          10,173
Corporate bonds and obligations..............   6,305,476      447,752        27,087       6,726,141
Mortgage-backed securities...................   1,609,067       30,458           152       1,639,373
----------------------------------------------------------------------------------------------------
                                               $7,964,114     $483,161      $ 27,239    $  8,420,035
----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES         VALUE
----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   52,043     $  3,324      $     --    $     55,367
State and municipal obligations..............      11,060        1,231            --          12,291
Corporate bonds and obligations..............   7,332,344      271,174       155,181       7,448,337
Mortgage-backed securities...................   5,949,502      151,511         3,869       6,097,144
----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  13,344,949      427,240       159,050      13,613,139
Equity securities............................       3,000          158            --           3,158
----------------------------------------------------------------------------------------------------
                                               $13,347,949    $427,398      $159,050    $ 13,616,297
----------------------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
The amortized cost, gross unrealized gains and losses and fair values of investmentsin fixed maturities and equity securities at December 31, 1997 are as follows:

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED
HELD TO MATURITY                                  COST         GAINS        LOSSES       FAIR VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   41,932     $  2,949      $    --     $      44,881
State and municipal obligations..............       9,684          568           --            10,252
Corporate bonds and obligations..............   7,280,646      415,700        9,322         7,687,024
Mortgage-backed securities...................   1,983,188       25,976        7,911         2,001,253
-----------------------------------------------------------------------------------------------------
                                               $9,315,450     $445,193      $17,233     $   9,743,410
-----------------------------------------------------------------------------------------------------

                                                               GROSS         GROSS
                                                AMORTIZED   UNREALIZED    UNREALIZED        FAIR
AVAILABLE FOR SALE                                COST         GAINS        LOSSES          VALUE
-----------------------------------------------------------------------------------------------------
U.S. Government agency obligations...........  $   65,291     $  4,154      $    --     $      69,445
State and municipal obligations..............      11,045        1,348           --            12,393
Corporate bonds and obligations..............   5,308,129      232,761       30,198         5,510,692
Mortgage-backed securities...................   7,130,565      160,478        6,879         7,284,164
-----------------------------------------------------------------------------------------------------
Total fixed maturities.......................  12,515,030      398,741       37,077        12,876,694
Equity securities............................       3,000          361           --             3,361
-----------------------------------------------------------------------------------------------------
                                               $12,518,030    $399,102      $37,077     $  12,880,055
-----------------------------------------------------------------------------------------------------

The amortized cost and fair value of investments in fixed maturities at December 31, 1998 by contractual maturity are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                           AMORTIZED      FAIR
HELD TO MATURITY                             COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  354,296   $   359,020
Due from one to five years..............   2,111,369     2,249,847
Due from five to ten years..............   3,012,227     3,189,789
Due in more than ten years..............     877,155       982,006
Mortgage-backed securities..............   1,609,067     1,639,373
------------------------------------------------------------------
                                          $7,964,114   $ 8,420,035
------------------------------------------------------------------

                                           AMORTIZED      FAIR
AVAILABLE FOR SALE                           COST         VALUE
------------------------------------------------------------------
Due in one year or less.................  $  102,463   $   104,475
Due from one to five years..............     682,336       725,859
Due from five to ten years..............   3,904,326     4,044,378
Due in more than ten years..............   2,718,659     2,654,382
Mortgage-backed securities..............   5,937,165     6,084,045
------------------------------------------------------------------
                                          $13,344,949  $13,613,139
------------------------------------------------------------------

During the years ended December 31, 1998, 1997 and 1996, fixed maturities classified as held to maturity were sold with amortized cost of $230,036, $229,848 and $277,527, respectively. Net gains and losses on these sales were not significant. The sale of these fixed maturities was due to significant deterioration in the issuers' credit worthiness.

Fixed maturities available for sale were sold during 1998 with proceeds of $278,955 and gross realized gains and losses of $15,658 and $22,102, respectively. Fixed maturities

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
available for sale were sold during 1997 with proceeds of $457,585 and gross realized gains and losses of $6,639 and $7,518, respectively. Fixed maturities available for sale were sold during 1996 with proceeds of $238,905 and gross realized gains and losses of $571 and $16,084, respectively.

At December 31, 1998, bonds carried at $14,302 were on deposit with various states as required by law.

At December 31, 1998, investments in fixed maturities comprised 83 percent of the Company's total invested assets. These securities are rated by Moody's and Standard & Poor's (S&P), except for securities carried at approximately $3.6 billion which are rated by AEFC's internal analysts using criteria similar to Moody's and S&P. A summary of investments in fixed maturities, at amortized cost, by rating on December 31 is as follows:

RATING                                       1998         1997
------------------------------------------------------------------
Aaa/AAA.................................  $ 7,629,628  $ 9,195,619
Aaa/AA..................................        2,277           --
Aa/AA...................................      308,053      232,451
Aa/A....................................      301,325      246,792
A/A.....................................    2,525,283    2,787,936
A/BBB...................................    1,148,736    1,200,345
Baa/BBB.................................    6,237,014    5,226,616
Baa/BB..................................      492,696      475,084
Below investment grade..................    2,664,051    2,465,637
------------------------------------------------------------------
                                          $21,309,063  $21,830,480
------------------------------------------------------------------

At December 31, 1998, 93 percent of the securities rated Aaa/AAA are GNMA, FNMA and FHLMC mortgage-backed securities. No holdings of any other issuer are greater than one percent of the Company's total investments in fixed maturities. At December 31, 1998, approximately 13 percent of the Company's invested assets were mortgage loans on real estate. Summaries of mortgage loans by region of the United States and by type of real estate are as follows:

                                   DECEMBER 31, 1998            DECEMBER 31, 1997
--------------------------------------------------------------------------------------
                                ON BALANCE  COMMITMENTS     ON BALANCE    COMMITMENTS
REGION                            SHEET     TO PURCHASE       SHEET       TO PURCHASE
--------------------------------------------------------------------------------------
East North Central............  $ 750,705     $ 16,393     $  748,372       $ 32,462
West North Central............    491,006       81,648        456,934         14,340
South Atlantic................    839,233       21,020        922,172         14,619
Middle Atlantic...............    476,448        6,169        545,601         15,507
New England...................    263,761        2,824        316,250          2,136
Pacific.......................    195,851       16,946        184,917          3,204
West South Central............    136,841        1,412        125,227             --
East South Central............     46,029           --         60,274             --
Mountain......................    345,379        8,473        297,545         28,717
--------------------------------------------------------------------------------------
                                3,545,253      154,885      3,657,292        110,985
Less allowance for losses.....     39,795           --         38,645             --
--------------------------------------------------------------------------------------
                                $3,505,458    $154,885     $3,618,647       $110,985
--------------------------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)

                                     DECEMBER 31, 1998             DECEMBER 31, 1997
-----------------------------------------------------------------------------------------
                                 ON BALANCE    COMMITMENTS     ON BALANCE    COMMITMENTS
PROPERTY TYPE                      SHEET       TO PURCHASE       SHEET       TO PURCHASE
-----------------------------------------------------------------------------------------
Department/retail stores......  $ 1,139,349    $    59,305    $ 1,189,203    $    27,314
Apartments....................      960,808          9,272      1,089,127         16,576
Office buildings..............      783,576         50,450        716,729         34,546
Industrial buildings..........      298,549         13,263        295,889         21,200
Hotels/motels.................      109,185         14,122        101,052             --
Medical buildings.............      124,369             --         99,979          9,748
Nursing/retirement homes......       46,696             --         72,359             --
Mixed Use.....................       65,151             --         71,007             --
Other.........................       17,570          8,473         21,947          1,601
-----------------------------------------------------------------------------------------
                                  3,545,253        154,885      3,657,292        110,985
Less allowance for losses.....       39,795             --         38,645             --
-----------------------------------------------------------------------------------------
                                $ 3,505,458    $   154,885    $ 3,618,647    $   110,985
-----------------------------------------------------------------------------------------

Mortgage loan fundings are restricted by state insurance regulatory authorities to 80 percent or less of the market value of the real estate at the time of origination of the loan. The Company holds the mortgage document, which gives it the right to take possession of the property if the borrower fails to perform according to the terms of the agreement. Commitments to purchase mortgages are made in the ordinary course of business. The fair value of the mortgage commitments is $nil.

At December 31, 1998 and 1997, the Company's recorded investment in impaired loans was $24,941 and $45,714, respectively, with allowances of $6,662 and $9,812, respectively. During 1998 and 1997, the average recorded investment in impaired loans was $37,873 and $61,870, respectively.
The Company recognized $1,809, $2,981and $4,889 of interest income related to impaired loans for the years ended December 31, 1998, 1997 and 1996 respectively.

The following table presents changes in the allowance for investment losses related to all loans:

                                      1998     1997     1996
--------------------------------------------------------------
Balance, January 1.................  $38,645  $37,495  $37,340
Provision for investment losses....    7,582    8,801   10,005
Loan payoffs.......................     (800)  (3,851)  (4,700)
Foreclosures and writeoffs.........   (5,632)  (3,800)  (5,150)
--------------------------------------------------------------
Balance, December 31...............  $39,795  $38,645  $37,495
--------------------------------------------------------------

At December 31, 1998, the Company had commitments to purchase investments other than mortgage loans for $223,011. Commitments to purchase investments are made in the ordinary course of business. The fair value of these commitments is $nil.

Net investment income for the years ended December 31 is summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Interest on fixed maturities.......  $1,676,984  $1,692,481  $1,666,929
Interest on mortgage loans.........     301,253     305,742     283,830
Other investment income............      43,518      25,089      43,283
Interest on cash equivalents.......       5,486       5,914       5,754
-----------------------------------------------------------------------
                                      2,027,241   2,029,226   1,999,796
Less investment expenses...........      40,756      40,837      34,434
-----------------------------------------------------------------------
                                     $1,986,485  $1,988,389  $1,965,362
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

2. INVESTMENTS (CONTINUED)
Net realized gain (loss) on investments for the years ended December 31 is summarized as follows:

                                      1998     1997     1996
--------------------------------------------------------------
Fixed maturities...................  $12,084  $16,115  $ 8,736
Mortgage loans.....................   (5,933)  (6,424)  (8,745)
Other investments..................      751   (8,831)    (150)
--------------------------------------------------------------
                                     $ 6,902  $   860  $  (159)
--------------------------------------------------------------

Changes in net unrealized appreciation (depreciation) of investments for the years ended December 31 are summarized as follows:

                                            1998      1997       1996
------------------------------------------------------------------------
Fixed maturities available for sale.....  $(93,474) $ 223,441  $(231,853)
Equity securities.......................      (203)        53        (52)
------------------------------------------------------------------------

--------------------------------------------------------------------------------
3. INCOME TAXES

The Company qualifies as a life insurance company for federal income tax purposes. As such, the Company is subject to the Internal Revenue Code provisions applicable to life insurance companies.

The income tax expense (benefit) for the years ended December 31 consists of the following:

                                       1998      1997      1996
-----------------------------------------------------------------
Federal income taxes:
Current............................  $244,946  $176,879  $260,357
Deferred...........................   (16,602)   19,982   (65,609)
-----------------------------------------------------------------
                                      228,344   196,861   194,748
State income taxes-current.........     7,337     9,803    12,390
-----------------------------------------------------------------
Income tax expense.................  $235,681  $206,664  $207,138
-----------------------------------------------------------------

Increases (decreases) to the federal tax provision applicable to pretax income based on the statutory rate are attributable to:

                                                                     1998                 1997                 1996
--------------------------------------------------------------------------------------------------------------------------
                                                              PROVISION    RATE    PROVISION    RATE    PROVISION    RATE
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes based
on the statutory rate.......................................   $271,527    35.0%    $238,319    35.0%    $217,600    35.0%
(Decreases) increases are attributable to:
Tax-excluded interest and dividend income...................    (12,289)   (1.6)     (10,294)   (1.5)      (9,636)   (1.5)
State taxes, net of federal benefit.........................      4,769      .6        6,372      .9        8,053     1.3
Affordable housing credits..................................    (19,688)   (2.5)     (20,705)   (3.0)      (5,090)    (.8)
Other, net..................................................     (8,638)   (1.1)      (7,028)   (1.0)      (3,789)    (.7)
--------------------------------------------------------------------------------------------------------------------------
Federal income taxes........................................   $235,681    30.4%    $206,664    30.4%    $207,138    33.3%
--------------------------------------------------------------------------------------------------------------------------

A portion of life insurance company income earned prior to 1984 was not subject to current taxation but was accumulated, for tax purposes, in a policyholders' surplus account. At December 31, 1998, the Company had a policyholders' surplus account balance of $20,114. The policyholders' surplus account is only

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
--------------------------------------------------------------------------------

3. INCOME TAXES (CONTINUED)
taxable if dividends to the stockholder exceed the stockholder's surplus account or if the Company is liquidated. Deferred income taxes of $7,040 have not been established because no distributions of such amounts are contemplated.

Significant components of the Company's deferred tax assets and liabilities as of December 31 are as follows:

                                                           1998      1997
---------------------------------------------------------------------------
Deferred tax assets:
Policy reserves........................................  $756,769  $748,204
Life insurance guaranty fund assessment reserve........    15,289    20,101
Other..................................................     4,253     9,589
---------------------------------------------------------------------------
Total deferred tax assets..............................   776,311   777,894
---------------------------------------------------------------------------
Deferred tax liabilities:
Deferred policy acquisition costs......................   698,471   700,032
Unrealized gain on investments.........................    91,315   121,885
Investments, other.....................................     3,455    17,559
---------------------------------------------------------------------------
Total deferred tax liabilities.........................   793,241   839,476
---------------------------------------------------------------------------
Net deferred tax liabilities...........................  $ 16,930  $ 61,582
---------------------------------------------------------------------------

The Company is required to establish a valuation allowance for any portion of the deferred tax assets that management believes will not be realized. In the opinion of management, it is more likely than not that the Company will realize the benefit of the deferred tax assets and, therefore, no such valuation allowance has been established.

--------------------------------------------------------------------------------
4. STOCKHOLDER'S EQUITY

Retained earnings available for distribution as dividends to the parent are limited to the Company's surplus as determined in accordance with accounting practices prescribed by state insurance regulatory authorities. Statutory unassigned surplus aggregated $1,598,203 as of December 31, 1998 and $1,468,677 as of December 31, 1997 (see Note 3 with respect to the income tax effect of certain distributions). In addition, any dividend distributions in 1999 in excess of approximately $353,933 would require approval of the Department of Commerce of the State of Minnesota.

Statutory net income for the years ended December 31 and capital and surplus as of December 31 are summarized as follows:

                                        1998        1997        1996
-----------------------------------------------------------------------
Statutory net income...............  $  429,903  $  379,615  $  365,585
Statutory capital and surplus......   1,883,405   1,765,290   1,565,082
-----------------------------------------------------------------------

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------
5. RELATED PARTY TRANSACTIONS

The Company loans funds to AEFC under a collateral loan agreement. The balance of the loan was $nil at December 31, 1998 and 1997. This loan can be increased to a maximum of $75,000 and pays interest at a rate equal to the preceding month's effective new money rate for the Company's permanent investments. Interest income on related party loans totaled $nil, $103 and $780 in 1998, 1997 and 1996, respectively.

The Company participates in the American Express Company Retirement Plan which covers all permanent employees age 21 and over who have met certain employment requirements. Employer contributions to the plan are based on participants' age, years of service and total compensation for the year. Funding of retirement costs for this plan complies with the applicable minimum funding requirements specified by ERISA. The Company's share of the total net periodic pension cost was $211, $201 and $174 in 1998, 1997 and 1996, respectively.

The Company also participates in defined contribution pension plans of American Express Company which cover all employees who have met certain employment requirements. Company contributions to the plans are a percent of either each employee's eligible compensation or basic contributions. Costs of these plans charged to operations in 1998, 1997 and 1996 were $1,503, $1,245 and $990, respectively.

The Company participates in defined benefit health care plans of AEFC that provide health care and life insurance benefits to retired employees and retired financial advisors. The plans include participant contributions and service related eligibility requirements. Upon retirement, such employees are considered to have been employees of AEFC. AEFC expenses these benefits and allocates the expenses to its subsidiaries. The Company's share of postretirement benefits in 1998, 1997 and 1996 was $1,352, $1,330 and $1,449, respectively.

Charges by AEFC for use of joint facilities, technology support, marketing services and other services aggregated $411,337, $414,155 and $397,362 for 1998, 1997 and 1996, respectively. Certain of these costs are included in deferred policy acquisition costs.

--------------------------------------------------------------------------------
6. COMMITMENTS AND CONTINGENCIES

At December 31, 1998, 1997 and 1996, traditional life insurance and universal life-type insurance in force aggregated $81,074,928, $74,730,720 and $67,274,354, respectively, of which $4,912,313, $4,351,904 and $3,875,921 were reinsured at the respective year ends. The Company also reinsures a portion of the risks assumed under disability income and long-term care policies. Under all reinsurance agreements, premiums ceded to reinsurers amounted to $66,378, $60,495 and $48,250 and reinsurance recovered from reinsurers amounted to $20,982, $19,042, and $15,612 for the years ended December 31, 1998, 1997 and
1996, respectively. Reinsurance contracts do not relieve the Company from its primary obligation to policyholders.

A number of lawsuits have been filed against life and health insurers in jurisdictions in which the Company, its parent and its subsidiaries conduct business involving insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. The Company has been named as a defendant in three of these types of actions.

The plaintiffs purport to represent a class consisting of all persons who purchased policies or contracts from the Company and its subsidiaries. The complaints put at issue various alleged sales practices and misrepresentations, alleged breaches of fiduciary duties and alleged violations of consumer fraud statutes. The Company and its subsidiaries believe they have meritorious defenses to the claims raised in these lawsuits.

The outcome of any litigation cannot be predicted with certainty. In the opinion of

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

6. COMMITMENTS AND CONTINGENCIES (CONTINUED) management, however, the ultimate resolution of these lawsuits, taken in the aggregate, should not have a material adverse effect on the Company's consolidated financial position.

The IRS routinely examines the Company's federal income tax returns, and is currently auditing the Company's returns for the 1990 through 1992 tax years. Management does not believe there will be a material adverse effect on the Company's consolidated financial position as a result of this audit.

--------------------------------------------------------------------------------
7. LINES OF CREDIT

The Company has available lines of credit with its parent aggregating $100,000. The interest rate for any borrowings is established by reference to various indices plus 20 to 45 basis points, depending on the term. Borrowings outstanding under this agreement were $nil at December 31, 1998 and 1997.

--------------------------------------------------------------------------------
8. DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into transactions involving derivative financial instruments to manage its exposure to interest rate risk and equity market risk, including hedging specific transactions. The Company does not hold derivative instruments for trading purposes. The Company manages risks associated with these instruments as described below.

Market risk is the possibility that the value of the derivative financial instruments will change due to fluctuations in a factor from which the instrument derives its value, primarily an interest rate or equity market index. The Company is not impacted by market risk related to derivatives held for non-trading purposes beyond that inherent in cash market transactions. Derivatives held for purposes other than trading are largely used to manage risk and, therefore, the cash flow and income effects of the derivatives are inverse to the effects of the underlying transactions.

Credit risk is the possibility that the counterparty will not fulfill the terms of the contract. The Company monitors credit risk related to derivative financial instruments through established approval procedures, including setting concentration limits by counterparty, and requiring collateral, where appropriate. A vast majority of the Company's counterparties are rated A or better by Moody's and Standard & Poor's.

Credit risk related to interest rate caps and floors and index options is measured by the replacement cost of the contracts. The replacement cost represents the fair value of the instruments.

The notional or contract amount of a derivative financial instrument is generally used to calculate the cash flows that are received or paid over the life of the agreement. Notional amounts are not recorded on the balance sheet. Notional amounts far exceed the related credit risk.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)
The Company's holdings of derivative financial instruments are as follows:

DECEMBER 31, 1998                NOTIONAL   CARRYING    FAIR    TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT    VALUE      EXPOSURE
----------------------------------------------------------------------------
Assets:
Interest rate caps............  $3,400,000  $15,985   $  4,256    $ 4,256
Interest rate floors..........   1,000,000    1,082     13,971     13,971
Options purchased.............     110,912   24,094     29,453     29,453
Liabilities:
Options purchased/written.....     265,454  (10,526 )  (11,062)        --
Off balance sheet:
Interest rate swaps...........   1,667,000       --    (73,477)        --
----------------------------------------------------------------------------
                                            $30,635   $(36,859)   $47,680
----------------------------------------------------------------------------

DECEMBER 31, 1997                NOTIONAL   CARRYING      FAIR      TOTAL CREDIT
ASSETS:                           AMOUNT     AMOUNT       VALUE       EXPOSURE
---------------------------------------------------------------------------------
Assets:
Interest rate caps............  $4,600,000   $24,963    $  15,665      $15,665
Interest rate floors..........   1,000,000     1,561        4,551        4,551
Options purchased/written.....     279,737     9,808       10,449       10,449
Liabilities:
Options written...............       7,373       (89)         114           --
Off balance sheet:
Interest rate swaps...........   1,267,000        --      (45,799)          --
---------------------------------------------------------------------------------
                                             $36,243    $ (15,020)     $30,655
---------------------------------------------------------------------------------

The fair values of derivative financial instruments are based on market values, dealer quotes or pricing models. The interest rate caps, floors and swaps expire on various dates from 1999 to 2003. The put and call options expire on various dates from 1999 to 2005.

Interest rate caps, swaps and floors are used principally to manage the Company's interest rate risk. These instruments are used to protect the margin between interest rates earned on investments and the interest rates credited to related annuity contract holders.

The Company is also using interest rate swaps to manage interest rate risk related to the level of fee income earned on the management of fixed income securities in separate accounts and the underlying mutual funds. The amount of fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, changing interest rate conditions could impact the Company's fee income significantly. The Company entered into interest rate swaps to hedge anticipated fee income for 1999 related to separate accounts and mutual funds which invest in fixed income securities. Interest will be accrued and reported in accrued investment income and other liabilities, as appropriate, and management and other fees.

The Company offers a certain annuity product that pays interest based upon the relative change in a major stock market index between the beginning and end of the product's term. As a means of hedging its obligation under the provisions of this product, the Company purchases and writes options on the major stock market index.

Index options are used to manage the equity market risk related to the fee income that the Company receives from its separate accounts and the underlying mutual funds. The amount of the fee income received is based upon the daily market value of the separate account and mutual fund assets. As a result, the Company's fee income could be impacted significantly by changing economic conditions in the equity market. The Company entered into index option

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

8. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED) collars (combination of puts and calls) to hedge anticipated fee income for 1998 and 1999 related to separate accounts and mutual funds which invest in equity securities. Testing has demonstrated the impact of these instruments on the income statement closely correlates with the amount of fee income the Company realizes. In the event that testing demonstrates that this correlation no longer exists, or in the event the Company disposes of the index options collars, the instruments will be marked-to-market through the income statement. At December 31, 1998 deferred losses on purchased put and written call index options were $2,933 and $7,435, respectively. At December 31, 1997 deferred losses on purchased put index options were $2,428 and deferred gains on written call index options were $5,275.

--------------------------------------------------------------------------------
9. FAIR VALUES OF FINANCIAL INSTRUMENTS

The Company discloses fair value information for most on- and off-balance sheet financial instruments for which it is practicable to estimate that value. Fair values of life insurance obligations and all non-financial instruments, such as deferred acquisition costs are excluded.

Off-balance sheet intangible assets, such as the value of the field force, are also excluded. Management believes the value of excluded assets and liabilities is significant. The fair value of the Company, therefore, cannot be estimated by aggregating the amounts presented.

                                          1998                      1997
----------------------------------------------------------------------------------
                                 CARRYING       FAIR       CARRYING       FAIR
                                   VALUE        VALUE        VALUE        VALUE
----------------------------------------------------------------------------------
FINANCIAL ASSETS
Investments:
Fixed maturities (Note 2):
Held to maturity..............  $ 7,964,114  $ 8,420,035  $ 9,315,450  $ 9,743,410
Available for sale............   13,613,139   13,613,139   12,876,694   12,876,694
Mortgage loans on real estate
(Note 2)......................    3,505,458    3,745,617    3,618,647    3,808,570
Other:
Equity securities (Note 2)....        3,158        3,158        3,361        3,361
Derivative financial
instruments (Note 8)..........       41,161       47,680       36,332       30,665
Other.........................       28,872       28,872       82,347       85,383
Cash and cash equivalents
(Note 1)......................       22,453       22,453       19,686       19,686
Separate account assets
(Note 1)......................   27,349,401   27,349,401   23,214,504   23,214,504

FINANCIAL LIABILITIES
Future policy benefits for
fixed annuities...............  $19,855,203  $19,144,838  $20,731,052  $19,882,302
Derivative financial
instruments (Note 8)..........       10,526       84,539           89       45,685
Separate account
liabilities...................   25,005,732   24,179,115   21,488,282   20,707,620
----------------------------------------------------------------------------------

At December 31, 1998 and 1997, the carrying amount and fair value of future policy benefits for fixed annuities exclude life insurance-related contracts carried at $1,226,985 and $1,185,155, respectively, and policy loans of $90,115 and $93,540, respectively. The fair value of these benefits is based on the status of the annuities at December 31, 1998 and 1997. The fair value of deferred annuities is estimated as the carrying amount less any applicable surrender charges and related loans. The fair value for annuities in non-life contingent payout status is estimated as the present value of projected benefit payments at rates appropriate for contracts issued in 1998 and 1997.

At December 31, 1998 and 1997, the fair value of liabilities related to separate accounts is estimated as the carrying amount less any applicable surrender charges and less variable insurance contracts carried at $2,343,669 and $1,726,222, respectively.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS ($ THOUSANDS) (CONTINUED)
-----------------------------------------------------------------

10. YEAR 2000 ISSUE (UNAUDITED)

The Year 2000 issue is the result of computer programs having been written using two digits rather than four to define a year. Any programs that have time-sensitive software may recognize a date using "00" as the year 1900 rather than 2000. This could result in the failure of major systems or miscalculations, which could have a material impact on the operations of the Company. All of the systems used by the Company are maintained by AEFC and are utilized by multiple subsidiaries and affiliates of AEFC. The Company's business is heavily dependent upon AEFC's computer systems and has significant interactions with systems of third parties.

A comprehensive review of AEFC's computer systems and business processes, including those specific to the Company, has been conducted to identify the major systems that could be affected by the Year 2000 issue. Steps are being taken to resolve any potential problems including modification to existing software and the purchase of new software. These measures are scheduled to be completed and tested on a timely basis. AEFC's target date for substantially completing corrective measures on business critical systems was December 31, 1998. Substantial testing of these systems was targeted for completion early in 1999. AEFC is currently on track with this schedule and is also on track to finish the work on non-critical systems by June 30, 1999.

AEFC continues to evaluate the Year 2000 readiness of advisors and other third parties whose system failures could have an impact on the Company's operations. The potential materiality of any such impact is not known at this time.

AEFC's Year 2000 project includes establishing Year 2000 contingency plans for all key business units. Business continuation plans, which address business continuation in the event of a system disruption, are in place for all key business units. These plans are being amended to include specific Year 2000 considerations and will continue to be refined throughout 1999 as additional information related to potential 2000 exposure is gathered.

IDS LIFE INSURANCE COMPANY
(A WHOLLY OWNED SUBSIDIARY OF AMERICAN EXPRESS FINANCIAL CORPORATION)

-----------------------------------------------------------------

REPORT OF INDEPENDENT AUDITORS

The Board of Directors
IDS Life Insurance Company

We have audited the accompanying consolidated balance sheets of IDS Life Insurance Company (a wholly owned subsidiary of American Express Financial Corporation) as of December 31, 1998 and 1997, and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1998. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of IDS Life Insurance Company at December 31, 1998 and 1997, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles.

Ernst & Young LLP
Minneapolis, Minnesota
February 4, 1999

PART C.

Item 24. Financial Statements and Exhibits

(a)      Financial statements included in Part B of this Registration Statement:

         IDS Life Insurance Company:

         Consolidated Balance Sheets as of Dec. 31, 1998 and 1997. Consolidated Statements of Income for years ended Dec. 31, 1998, 1997 and 1996.
         Consolidated Statements of Stockholder's Equity for years ended
           Dec. 31, 1998, 1997 and 1996.
         Consolidated Statements of Cash Flows for years ended Dec. 31, 1998,
           1997 and 1996.
         Notes to Consolidated Financial Statements.
         Report of Independent Auditors dated February 4, 1999.

         IDS Life Variable Account 10 including:

         Statements of Net Assets for year ended Dec. 31, 1998.
         Statements of Operations for year ended Dec. 31, 1998.
         Statements of Changes in Net Assets for year ended Dec. 31, 1998 and
           1997, and for the period from March 5, 1996 (commencement of operations) to Dec. 31, 1996, except for subaccounts HG, HY, HV, and HP which are for the period May 1, 1996 (commencement of operations) to Dec. 31, 1996.
         Notes to Financial Statements.
         Report of Independent Auditors for dated March 12, 1999.

(b)      Exhibits:

1. Resolution of the Board of Directors of IDS Life establishing the IDS Life Variable Account 10 dated August 23, 1995, filed electronically as
         Exhibit 1 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

2.       Not applicable.

3.       Not applicable.

4.1 Copy of Deferred Annuity Contract for non-qualified contract (form 31030), filed electronically as Exhibit 4.1 to Post-Effective Amendment No.2 to the Registration Statement No. 33-62407 is incorporated herein by reference.

4.2 Copy of Deferred Annuity Contract for tax qualified (form 31031), filed electronically as Exhibit 4.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

4.3 Copy of Deferred Annuity Contract for IRA (form 31032-IRA), filed electronically as Exhibit 4.3 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.1 Copy of Application for IDS Life Variable Annuity (form 34055), filed electronically as Exhibit 5.1 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

5.2 Copy of Application for IDS Life Variable Annuity (form 34054), is filed electronically as Exhibit 5.2 to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated herein by reference.

6.1 Copy of Certificate of Incorporation of IDS Life dated July 24, 1957, filed electronically as Exhibit 6.1 to Registrant's Initial Registration Statement No.33-62407 is incorporated herein by reference.

6.2 Copy of Amended By-Laws of IDS Life filed electronically as Exhibit 6.2 to Registrant's Initial Registration Statement No. 33-62407 is incorporated herein by reference.

7.       Not applicable.

8.1 Participation Agreement between IDS Life Insurance Company and Putnam Capital Manager Trust and Putnam Mutual Funds Corp., dated March 1, 1996, filed electronically as Exhibit 8.1 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.2 Copy of Participation Agreement between IDS Life Insurance Company and Templeton Variable Products Series Fund and Franklin Templeton Distributors, Inc., dated March 1, 1996, filed electronically as
         Exhibit 8.2 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.3 Copy of Participation Agreement between IDS Life Insurance Company and Warburg Pincus Trust and Warburg Pincus Counsellors, Inc. and Counsellors Securities Inc., dated March 1, 1996, filed electronically as Exhibit 8.3 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.4 Participation Agreement between IDS Life Insurance Company and AIM Variable Insurance Funds, Inc. and AIM Distributors, Inc., dated
         March 4, 1996, filed electronically as Exhibit 8.4 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

8.5 Copy of Participation Agreement between IDS Life Insurance Company and TCI Portfolios, Inc., dated April 24, 1996, filed electronically as
         Exhibit 8.5 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 and is incorporated herein by reference.

9. Opinion of counsel and consent to its use as the legality of the securities being registered, dated April 23, 1999, filed electronically herewith.

10.      Consent of Independent Auditors, filed electronically herewith.

11.      None.

12.      Not applicable.

13. Copy of schedule for computation of each performance quotation provided in the Registration Statement in response to Item 21, filed electronically as Exhibit 13 to Registrant's Initial Registration Statement No. 33-62407, is incorporated herein by reference.

14(a) Power of Attorney to sign this Registration Statement dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No.2 to Registration Statement No. 33-62407 is incorporated herein by reference.

14(b) Power of Attorney to sign this Registration Statement dated April 9, 1998, filed electronically as Exhibit 15(b) to Post-Effective Amendment No. 3 to Registration Statement No. 33-62407 is incorporated by reference.

Item 25. Directors and Officers of the Depositor (IDS Life Insurance Company)

Name                               Principal Business Address          Positions and Offices with Depositor

Timothy V. Bechtold                IDS Tower 10                        Executive Vice President, Risk
                                   Minneapolis, MN  55440              Management Products

David J. Berry                     IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Mark W. Carter                     IDS Tower 10                        Executive Vice President, Marketing
                                   Minneapolis, MN  55440

Robert M. Elconin                  IDS Tower 10                        Vice President
                                   Minneapolis, MN  55440

Lorraine R. Hart                   IDS Tower 10                        Vice President, Investments
                                   Minneapolis, MN  55440

Jeffrey S. Horton                  IDS Tower 10                        Vice President, Treasurer and
                                   Minneapolis, MN  55440              Assistant Secretary

David R. Hubers                    IDS Tower 10                        Director
                                   Minneapolis, MN  55440

James M. Jensen                    IDS Tower 10                        Vice President, Insurance Product
                                   Minneapolis, MN  55440              Development

Richard W. Kling                   IDS Tower 10                        Director and President
                                   Minneapolis, MN  55440

Paul F. Kolkman                    IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

Paula R. Meyer                     IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Assured Assets

James A. Mitchell                  IDS Tower 10                        Director, Chairman of the Board and
                                   Minneapolis, MN  55440              Chief Executive Officer

Pamela J. Moret                    IDS Tower 10                        Executive Vice President, Variable
                                   Minneapolis, MN  55440              Assets

Barry J. Murphy                    IDS Tower 10                        Director and Executive Vice
                                   Minneapolis, MN  55440              President, Client Service

James R. Palmer                    IDS Tower 10                        Vice President, Taxes
                                   Minneapolis, MN  55440

Stuart A. Sedlacek                 IDS Tower 10                        Director and Executive Vice President
                                   Minneapolis, MN  55440

F. Dale Simmons                    IDS Tower 10                        Vice President, Real Estate Loan
                                   Minneapolis, MN  55440              Management

William A. Stoltzmann              IDS Tower 10                        Vice President, General Counsel and
                                   Minneapolis, MN  55440              Secretary






Philip C. Wentzel                  IDS Tower 10                        Vice President and Controller
                                   Minneapolis, MN  55440

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant

                  IDS Life Insurance Company is a wholly-owned subsidiary of American Express Financial Corporation. American Express Financial Corporation is a wholly-owned subsidiary of American Express Company (American Express).

                  The following list includes the names of major subsidiaries of American Express.

                                                                                        Jurisdiction of
Name of Subsidiary
                                                                                        Incorporation
I. Travel Related Services

     American Express Travel Related Services Company, Inc.                             New York

II. International Banking Services

     American Express Bank Ltd.
     Connecticut

III. Companies engaged in Financial Services

     Advisory Capital Partners LLC                                                      Delaware
     Advisory Capital Strategies Group Inc.                                             Minnesota
     American Centurion Life Assurance Company                                          New York
     American Enterprise Investment Services Inc.                                       Minnesota
     American Enterprise Life Insurance Company                                         Indiana
     American Express Asset Management Group Inc.                                       Minnesota
     American Express Asset Management International Inc.                               Delaware
     American Express Asset Management International (Japan) Ltd.                       Japan
     American Express Asset Management Ltd.                                             England
     American Express Client Service Corporation                                        Minnesota
     American Express Corporation                                                       Delaware
     American Express Financial Advisors Inc.                                           Delaware
     American Express Financial Advisors Japan Inc.                                     Delaware
     American Express Financial Corporation                                             Delaware
     American Express Insurance Agency of Arizona Inc.                                  Arizona
     American Express Insurance Agency of Idaho Inc.                                    Idaho
     American Express Insurance Agency of Nevada Inc.                                   Nevada
     American Express Insurance Agency of Oregon Inc.                                   Oregon
     American Express Minnesota Foundation                                              Minnesota
     American Express Property Casualty Insurance Agency of Kentucky Inc.               Kentucky
     American Express Property Casualty Insurance Agency of Maryland Inc.               Maryland
     American Express Property Casualty Insurance Agency of Mississippi Inc.
     Mississippi
     American Express Property Casualty Insurance Agency of Pennsylvania Inc.
     Pennsylvania
     American Express Trust Company                                                     Minnesota
     American Partners Life Insurance Company                                           Arizona
     IDS Cable Corporation                                                              Minnesota
     IDS Cable II Corporation                                                           Minnesota
     IDS Capital Holdings Inc.                                                          Minnesota
     IDS Certificate Company                                                            Delaware
     IDS Futures Brokerage Group                                                        Minnesota
     IDS Futures Corporation                                                            Minnesota
     IDS Insurance Agency of Alabama Inc.                                               Alabama
     IDS Insurance Agency of Arkansas Inc.                                              Arkansas
     IDS Insurance Agency of Massachusetts Inc.
     Massachusetts
     IDS Insurance Agency of Mississippi Ltd.
     Mississippi




     IDS Insurance Agency of New Mexico Inc.                                            New Mexico
     IDS Insurance Agency of North Carolina Inc.                                        North
     Carolina
     IDS Insurance Agency of Ohio Inc.                                                  Ohio
     IDS Insurance Agency of Texas Inc.                                                 Texas
     IDS Insurance Agency of Utah Inc.                                                  Utah
     IDS Insurance Agency of Wyoming Inc.                                               Wyoming
     IDS Life Insurance Company                                                         Minnesota
     IDS Life Insurance Company of New York                                             New York
     IDS Management Corporation                                                         Minnesota
     IDS Partnership Services Corporation                                               Minnesota
     IDS Plan Services of California, Inc.                                              Minnesota
     IDS Property Casualty Insurance Company                                            Wisconsin
     IDS Real Estate Services, Inc.                                                     Delaware
     IDS Realty Corporation                                                             Minnesota
     IDS Sales Support Inc.                                                             Minnesota
     Investors Syndicate Development Corp.                                              Nevada
     Public Employee Payment Company                                                    Minnesota

Item 27. Number of Contractowners

                  On March 31, 1999, there were 96,890 contract holders of qualified contracts. There were 85,601 owners of non-qualified contracts.

Item 28. Indemnification

                  The By-Laws of the depositor provide that it shall indemnify any person who was or is a party or is threatened to be made a party, by reason of the fact that he is or was a director, officer, employee or agent of this Corporation, or is or was serving at the direction of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise, to any threatened, pending or completed action, suit or proceeding, wherever brought, to the fullest extent permitted by the laws of the State of Minnesota, as now existing or hereafter amended, provided that this Article shall not indemnify or protect any such director, officer, employee or agent against any liability to the Corporation or its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties or by reason of his reckless disregard of his obligations and duties.

                  Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to director, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. Principal Underwriters

(a) IDS Life is the principal underwriter for IDS Life Accounts F, IZ, JZ, G, H, N, KZ, LZ and MZ, IDS Life Variable Annuity Fund A, IDS Life Variable Annuity Fund B, IDS Life Account RE, IDS Life Account MGA, IDS Life Account SBS, IDS Life Variable Account 10, IDS Life Variable Life Separate Account and IDS Life Variable Account for Smith Barney.

(b) This table is the same as our response to Item 25 of this Registration Statement.

(c)
         Name of                     Net Underwriting
         Principal                    Discounts and     Compensation on       Brokerage
         Underwriter                   Commissions         Redemption        Commissions      Compensation
         IDS Life Insurance            $17,634,855        $17,936,810           None              None
         Company

Item 30. Location of Accounts and Records

         IDS Life Insurance Company
         IDS Tower 10
         Minneapolis, MN

Item 31. Management Services

         Not applicable.

Item 32. Undertakings

(a) Registrant undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant represents that it is relying upon the no-action assurance given to the American Council of Life Insurance (pub. avail. Nov. 28,
         1988). Further, Registrant represents that it has complied with the provisions of paragraphs (1)-(4) of that no-action letter.

(e) The sponsoring insurance company represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                            SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, IDS Life Insurance Company, on behalf of the Registrant, certifies that it meets requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf in the City of Minneapolis, and State of Minnesota, on the 28th day of April, 1999.


                      IDS LIFE VARIABLE ANNUITY ACCOUNT 10
                                                          (Registrant)

                                    By IDS Life Insurance Company
                                                          (Sponsor)

                                    By /s/  Richard W. Kling*
                                            Richard W. Kling
                                            President


As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated on the 28th day of April, 1999.

Signature                           Title

/s/  Jeffrey S. Horton**            Vice President, Treasurer and
     Jeffrey S. Horton              Assistant Secretary

/s/  David R. Hubers*               Director
     David R. Hubers

/s/  Richard W. Kling*              Director and President
     Richard W. Kling

/s/  Paul F. Kolkman*               Director and Executive Vice
     Paul F. Kolkman                President

/s/  James A. Mitchell*             Director, Chairman of the
     James A. Mitchell              Board and Chief Executive Officer

/s/  Barry J. Murphy*               Director and Executive Vice
     Barry J. Murphy                President, Client Service

/s/  Stuart A. Sedlacek*            Director and Executive Vice
     Stuart A. Sedlacek             President

/s/  Philip C. Wentzel**            Vice President and Controller
     Philip C. Wentzel

*Signed pursuant to Power of Attorney dated March 12, 1997, filed electronically as Exhibit 15 to Post-Effective Amendment No. 2 to Registration Statement No. 33-62407 is incorporated herein by reference.

**Signed pursuant to Power of Attorney dated April 9, 1998, filed electronically as Exhibit 15(b) to Post-Effective Amendment No. 3 to the Registration Statement No. 33-62407 is incorporated herein by reference.



/s/ Mary Ellyn Minenko
Mary Ellyn Minenko

                            CONTENTS OF POST-EFFECTIVE AMENDMENT NO. 4

This Registration Statement is comprised of the following papers and documents:

The Cover Page.

Part A.

     The prospectus.

Part B.

     Statement of Additional Information.

     Financial Statements.

Part C.

     Other Information.

     The signatures.

Exhibits.